SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05071 / 33-13247

SATURNA INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicholas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant's Telephone Number — (360) 734-9900

Date of fiscal year end: November 30, 2011
Date of reporting period: May 31, 2011

Item 1. Report To Shareowners

Sextant Mutual Funds

Short-Term Bond	Bond Income	Core	Growth	International

Semi-Annual Report

May 31, 2011

Sextant Mutual Funds

Semi-Annual Report

May 31, 2011

Short-Term Bond	Bond Income	Core	Growth	International

Performance Summary as of June 30, 2011:

Comparative returns and percentile Morningstar™ category rankings (1 is best)†

Average Annual Returns vs. Category Average Returns	10 Years	5 Years	3 Years	1 Year	Expense Ratio¹
Sextant Short-Term Bond vs. Short-Term Bond Category
Fund Return	3.95%	4.43%	3.85%	2.41%	1.34%
Morningstar Category	3.67%	3.98%	3.93%	3.02%	N/A
% Rank (category size)	38 (189)	36 (323)	49 (376)	64 (432)	N/A

Sextant Bond Income vs. Intermediate-Term Bond Category
Fund Return	5.44%	5.64%	6.11%	4.14%	1.24%
Morningstar Category	5.30%	5.99%	6.69%	5.33%	N/A
% Rank (category size)	44 (567)	68 (871)	67 (1017)	71 (1159)	N/A

Sextant Core² vs. Moderate Allocation Category
Fund Return	N/A	N/A	4.80%	17.68%	1.21%
Morningstar Category	4.11%	3.92%	4.09%	20.44%	N/A
% Rank (category size)	N/A	N/A	39 (830)	84 (949)	N/A

Sextant Growth vs. Large Growth Category
Fund Return	5.37%	3.37%	2.28%	23.44%	1.01%
Morningstar Category	2.24%	4.07%	3.02%	33.08%	N/A
% Rank (category size)	5 (803)	61 (1276)	60 (1476)	97 (1657)	N/A

Sextant International vs. Foreign Large Blend Category
Fund Return	8.46%	6.87%	2.07%	21.02%	1.03%
Morningstar Category	5.14%	1.70%	-1.65%	30.80%	N/A
% Rank (category size)	6 (303)	1 (539)	8 (714)	97 (826)	N/A

Performance data quoted above represents past performance, is before any taxes payable by shareowners, and is no guarantee of future results. Current performance may be higher or lower than that stated herein. Performance current to the most recent month-end is available by calling toll-free (800) SATURNA or visiting www.sextantmutualfunds.com. Average annual total returns are historical and include change in share value as well as reinvestment of dividends and capital gains, if any, and do not include the potential deduction of a 2% redemption fee on shares held less than 90 days. Share price, yield, and return will vary and you may have a gain or loss when you sell your shares. Funds that invest in foreign securities may involve greater risk, including political and economic uncertainties of foreign countries as well as the risk of currency fluctuations.

Please consider an investment's objective, risks, charges, and expenses carefully before investing. To obtain a free prospectus or summary prospectus that contains this and other important information on the Sextant Funds, please call toll-free (800) SATURNA or visit www.sextantmutualfunds.com. Please read the prospectus or summary prospectus carefully before investing.

¹By regulation, expense ratios shown in this table are as of the Funds' most recent prospectus which is dated March 25, 2011, and incorporate results for the fiscal year ended November 30, 2010. Ratios presented in this table differ from the expense ratios shown elsewhere in this report as they represent different periods. Also by regulation, the performance in this table represents the most recent quarter-end performance rather than performance through the Funds' most recent fiscal period (shown on page 4).

²Sextant Core began operations March 30, 2007.

†Morningstar 06/30/2011. Morningstar, Inc. is an independent fund performance monitor. Rankings and category returns are determined monthly from total returns by Morningstar, by category as determined by Morningstar. Morningstar calculates total return by taking the change in a fund's NAV, assuming the reinvestment of all income and capital gains distributions (on the actual reinvestment date used by the fund) during the period, and then dividing by the initial NAV. Unless marked as load-adjusted total returns, Morningstar does not adjust total return for sales charges or for redemption fees. (Morningstar Return™, Morningstar Risk-Adjusted Ratings™, and the load-adjusted returns do incorporate those fees.) Total returns account for management, administrative, 12b-1 fees, and other costs automatically deducted from fund assets.

Sextant Short-Term Bond was 279th of 432 Short-Term Bond funds in the last year, 185th of 376 funds in the last 3 years, 117th of 323 funds in the last 5 years, and 72nd of 189 funds in the last 10 years. Sextant Bond Income was 823rd of 1159 Intermediate-Term Bond funds in the last year, 682nd of 1017 funds in the last 3 years, 597th of 871 funds in the last 5 years, and 252nd of 567 funds in the last 10 years. Sextant Core was 799th of 949 Moderate Allocation funds in the last year and 321st of 830 funds in the last 3 years. Sextant Growth was 1609th of 1657 Large Growth funds in the last year, 886th of 1476 funds in the last 3 years, 774th of 1276 funds in the last 5 years, and 34th of 803 funds in the last 10 years. Sextant International was 804th of 826 Foreign Large Blend funds in the last year, 57th of 714 funds in the last 3 years, 2nd of 539 funds in the last 5 years, and 19th of 303 funds in the last 10 years.

2    |     May 31, 2011     Semi-Annual Report

Fellow Shareowners:

As the world worries about recession, financial crises, and spending addictions, the Sextant Funds have performed reasonably well. For the semi-annual period ended May 31, 2011, each Fund provided a positive return. Sextant Growth returned 12.49%, Sextant International gained 6.99%, and stalwart Sextant Core Fund was up a solid 9.25%. During the same period, the S&P 500 provided a total return of 15.03% while the NYSE-Arca International Index appreciated 14.74%.

Lack of inflation helped the bond markets over the last six months. In this unstable climate, the less volatile Short-Term Bond Fund returned 0.77% and the Bond Income Fund returned 2.80%.

Assets under management for the Sextant Fund family increased 20% in the past six months to $229 million. The combination of spreading fixed expenses over higher assets and the effects of Sextant's performance fee structure (based on one-year results relative to Morningstar categories) lowered the dollar-weighted, annualized expense ratio for the Sextant Funds as a whole to 0.88% (see page 39).

Long-term Results

As long-term investors, we stress the importance of measuring performance over multiple years. This reveals how a fund performs during both good times and bad. The Performance Summary tables (as of June 30, 2011, on the previous page, and for May 31, 2011, on the next page) provide comparative returns and Morningstar category rankings so you may review Fund performance for periods of up to ten years.

Going Forward

Hobbled by decades of profligacy, collapsing economies are forcing governments everywhere to cut spending. Economic growth has flatlined as worried consumers also hold back on spending. Although core inflation is non-existent, we fear that it must return. Interest rates are low, but shy lenders mean any monetary stimulus can only be meager — making fiscal restraint the only avenue to recovery.

This creates a mixed climate for the world's equity markets. We will continue to invest in innovative companies with strong business advantages and balance sheets needed to navigate these trying times. We aim to avoid companies dependent on government spending and the regions and countries that will be hurt the most in the new austerity. Turbulent times also create opportunity, and we seek entrepreneurial companies that can grow profits. Indeed, equity investors are optimistic that better-than-expected earnings at companies from Apple to UPS mean they will be rewarded.

We expect a long, slow transition to higher interest rates. Bondholders are being rewarded with real returns. Low interest rates today reflect high confidence — not just among Americans but among investors around the world — that approaching economic storms will be survived.

Sextant Funds stress low operating expenses and employ a "fulcrum" advisory fee structure that rewards or penalizes Saturna Capital for investment results. This "profit sharing" structure appeals to many informed investors.

Going forward, The Sextant Funds continue to offer investors a broad mix of investment vehicles: growth equities, international exposure, and a blended portfolio, plus short-term and long-term fixed income options. This array of portfolios serves our investors in both bull and bear markets by continuing to provide steady, long-term growth with a focus on preservation of capital. Please review the following pages for more in-depth information about each Fund.

Respectfully,

(graphics omitted)

Nicholas Kaiser, President
(Manager — Sextant Growth, Sextant International)

Phelps McIlvaine, Vice President
(Manager — Sextant Short-Term Bond, Sextant Bond Income)

Peter Nielsen, Senior Analyst
(Manager — Sextant Core)

July 15, 2011

May 31, 2011     Semi-Annual Report     |    3

Performance Summary as of May 31, 2011:

Comparative returns and percentile Morningstar™ category rankings (1 is best)†

Average Annual Returns vs. Category Average Returns	10 Years	5 Years	3 Years	1 Year	Expense Ratio¹
Sextant Short-Term Bond vs. Short-Term Bond Category
Fund Return	3.98%	4.41%	3.91%	2.86%	1.34%
Morningstar Category	3.65%	3.97%	3.87%	3.72%	N/A
% Rank (category size)	37 (193)	40 (327)	49 (380)	68 (433)	N/A

Sextant Bond Income vs. Intermediate-Term Bond Category
Fund Return	5.58%	5.77%	6.55%	6.66%	1.24%
Morningstar Category	5.39%	6.08%	6.63%	7.40%	N/A
% Rank (category size)	42 (564)	67 (883)	59 (1029)	58 (1173)	N/A

Sextant Core² vs. Moderate Allocation Category
Fund Return	N/A	N/A	3.23%	16.78%	1.21%
Morningstar Category	4.08%	4.19%	2.71%	18.96%	N/A
% Rank (category size)	N/A	N/A	41 (888)	83 (1002)	N/A

Sextant Growth vs. Large Growth Category
Fund Return	5.49%	3.63%	0.64%	18.13%	1.01%
Morningstar Category	2.14%	4.32%	1.05%	27.38%	N/A
% Rank (category size)	5 (798)	60 (1276)	33 (1482)	97 (1659)	N/A

Sextant International vs. Foreign Large Blend Category
Fund Return	7.96%	6.83%	0.52%	19.41%	1.03%
Morningstar Category	4.95%	1.89%	-3.93%	31.21%	N/A
% Rank (category size)	8 (303)	1 (531)	6 (705)	99 (826)	N/A

Performance data quoted above represents past performance and is no guarantee of future results. Results are shown for 12 months ending May 31, 2011 ("1 Year" column above) because the Sextant Funds' performance fees are based on the same period. Results are shown for other fiscal periods by regulation.

¹By regulation, expense ratios shown in this table are as of the Funds' most recent prospectus which is dated March 25, 2011, and incorporate results for the fiscal year ended November 30, 2010. Ratios presented in this table differ from the expense ratios shown elsewhere in this report as they represent different periods.

²Sextant Core began operations on March 30, 2007.

†Morningstar 05/31/2011. Morningstar, Inc. is an independent fund performance monitor. Rankings and category returns are determined monthly from total returns by Morningstar, by category as determined by Morningstar.

Sextant Short-Term Bond was 297th of 433 Short-Term Bond funds in the last year, 186th of 380 funds in the last 3 years, 130th of 327 funds in the last 5 years, and 72nd of 193 funds in the last 10 years. Sextant Bond Income was 684th of 1173 Intermediate-Term Bond funds in the last year, 604th of 1029 funds in the last 3 years, 596th of 883 funds in the last 5 years, and 237th of 564 funds in the last 10 years. Sextant Core was 831st of 1002 Moderate Allocation funds in the last year, and 368th of 888 funds in the last 3 years. Sextant Growth was 1614th of 1659 Large Growth funds in the last year, 488th of 1482 funds in the last 3 years, 763rd of 1276 funds in the last 5 years, and 35th of 798 funds in the last 10 years. Sextant International was 821st of 826 Foreign Large Blend funds in the last year, 43rd of 705 funds in the last 3 years, 2nd of 531 funds in the last 5 years, and 23rd of 303 funds in the last 10 years.

4    |     May 31, 2011     Semi-Annual Report

Sextant Short-Term Bond Fund

Performance Summary

Average Annual Returns as of May 31, 2011
	10 Years	5 Years	1 Year	Expense Ratio¹
Sextant Short-Term Bond Fund	3.98%	4.41%	2.86%	1.34%
Citigroup Gov./Corp. Inv. Grade Index 1-3 Years	4.04%	4.54%	2.31%	N/A

Growth of $10,000

Comparison of any mutual fund to a market index must be made bearing in mind that the index is unmanaged, and expense-free. Conversely, the fund will (1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other costs; (4) stand ready to buy and sell its securities to shareowners on a daily basis; and (5) provide a wide range of services. The graph compares $10,000 invested in the Fund on May 31, 2001, to an identical amount invested in the index, which reflects the types of securities in which the Fund invests. The graph shows that an investment in the Fund would have risen to $14,761 versus $14,870 in the index.
Past performance does not guarantee future results. The "Growth of $10,000" graph and "Average Annual Returns" performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares, nor do they reflect the potential deduction of a 2% redemption fee on shares held less than 90 calendar days.

¹By regulation, the expense ratio shown in this table is as of the Fund's most recent prospectus which is dated March 25, 2011, and incorporates results for the fiscal year ended November 30, 2010. The ratio presented in this table differs from expense ratios shown elsewhere in this report as they represent different periods.

Fund Objective

The objectives of the Short-Term Bond Fund are capital preservation and current income.

Industry Allocation	Top Ten Holdings
	% of Fund Assets
Industry weightings are shown as a percentage of net assets.	U.S. Treasury Note 1.50% due 12/31/2013	5.9%
	Deutsche Telecom Int. Fin. 5.25% due 07/22/2013	4.5%
	Oracle 3.75% due 07/08/2014	4.4%
	Blackrock 3.50% due 12/10/2014	4.4%
	Canada Government 2.375% due 09/10/2014	4.0%
	Ontario Prov. Canada 4.10% due 06/16/2014	3.9%
	American Express Bank Med. Term CD 4.75% due 12/24/2013	3.9%
	PNC Funding 5.40% due 06/10/2014	3.7%
	Teck Resources 9.75% due 05/15/2014	3.6%
	Xstrata Canada 7.35% due 06/05/2012	3.5%

May 31, 2011     Semi-Annual Report     |    5

Sextant Short-Term Bond Fund

Schedule of Investments
Issuer	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

Certificate of Deposit — 3.9%
Finance
American Express Bank Med. Term CD	4.75% due 12/24/2013	$220,000	$238,004	3.9%

Corporate Bonds — 59.4%
Basic Materials
Teck Resources	9.75% due 05/15/2014	180,000	219,853	3.6%

Computers
International Business Machines	5.05% due 10/22/2012	135,000	143,126	2.4%
Oracle	3.75% due 07/08/2014	250,000	268,925	4.4%
		385,000	412,051	6.8%

Consumer/Non-Cyclical
Cocal Cola Hellenic	5.125% due 09/17/2013	100,000	107,444	1.8%

Diversified Financial Services
Blackrock	3.50% due 12/10/2014	250,000	264,776	4.4%
General Electric Capital	5.25% due 10/19/2012	100,000	106,033	1.8%
		350,000	370,809	6.2%

Energy
Noble	5.875% due 06/01/2013	190,000	207,000	3.4%

Finance
Bank of New York Mellon	6.375% due 04/01/2012	160,000	167,790	2.8%
Berkshire Hathaway Financial	4.75% due 05/15/2012	100,000	104,106	1.7%
HSBC Finance	6.375% due 10/15/2011	100,000	102,185	1.7%
PNC Funding	5.40% due 06/10/2014	200,000	221,779	3.7%
Protective Life Secured Trust	5.00% due 05/15/2013	200,000	208,853	3.4%
		760,000	804,713	13.3%

Machinery
Stanley Works	4.90% due 11/01/2012	180,000	188,833	3.1%

Medical
AstraZeneca	5.40% due 09/15/2012	125,000	132,716	2.2%

Metal Ores
Rio Tinto Finance	8.95% due 05/01/2014	150,000	181,401	3.0%
Xstrata Canada	7.35% due 06/05/2012	200,000	211,907	3.5%
		350,000	393,308	6.5%

Telecommunications
Deutsche Telecom Int. Fin.	5.25% due 07/22/2013	250,000	271,203	4.5%
Verizon New England	4.75% due 10/01/2013	129,000	137,741	2.3%
		379,000	408,944	6.8%

Transportation
SeaRiver Maritime	0.00% due 09/01/2012	202,000	196,224	3.3%

Continued on next page.

The accompanying notes are an integral part of these financial statements.

6    |     May 31, 2011     Semi-Annual Report

Sextant Short-Term Bond Fund

Schedule of Investments
Issuer	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

Corporate Bonds — 59.4%
Utilities
Florida Power & Light	5.625% due 09/01/2011	$140,000	$141,679	2.4%

Total corporate bonds		3,341,000	3,583,574	59.4%

Foreign Government Bonds — 7.9%
Canadian Government
Canada Government	2.375% due 09/10/2014	230,000	239,730	4.0%
Ontario Prov. Canada	4.10% due 06/16/2014	220,000	239,206	3.9%
		450,000	478,936	7.9%

Municipal Bonds — 13.8%
General Obligation
Commerce Charter Township MI	5.50% due 12/01/2013	125,000	135,085	2.2%
Manhattan KS	3.276% due 12/01/2013	180,000	185,962	3.1%
Passaic NJ Taxable Pension GO	5.00% due 02/01/2013	100,000	101,885	1.7%
Southwestern MI Comm. College	4.875% due 05/15/2015	125,000	133,871	2.2%
		530,000	556,803	9.2%

Revenue
Dawson Springs KY ISD Bldg.¹	3.60% due 08/01/2013	95,000	97,756	1.6%
Rhode Island Econ. Dev. Corp.	4.52% due 05/15/2013	175,000	181,244	3.0%
		270,000	279,000	4.6%

Total municipal bonds		800,000	835,803	13.8%

U.S. Government Bonds — 5.9%
Treasury Notes
U.S. Treasury Note	1.50% due 12/31/2013	350,000	357,656	5.9%

Total investments	(Cost = $5,362,837)	$5,161,000	5,493,973	90.9%
Other assets (net of liabilities)			547,806	9.1%
Total net assets			$6,041,779	100.0%

¹Fair valued, see "Odd Lots" on page 35

Bond Quality Diversification

Based on net assets as of May 31, 2011.

Source: Moody's Investors Services. When ratings are not available from Moody's, Standard and Poor's is used as a supplemental source.

The accompanying notes are an integral part of these financial statements.

May 31, 2011     Semi-Annual Report     |    7

Sextant Short-Term Bond Fund

Statement of Assets and Liabilities
As of May 31, 2011

Assets
Investments in securities, at value (Cost $5,362,837)	$5,493,973
Cash	485,995
Interest receivable	65,227
Prepaid filing and registration	7,393
Receivable for Fund shares sold	75
Total assets		6,052,663
Liabilities
Payable for Fund shares redeemed	5,274
Other liabilities	3,334
Accrued distribution fee	1,273
Payable to affiliates	942
Distribution payable	61
Total liabilities		10,884
Net Assets		$6,041,779

Analysis of net assets
Paid-in capital (unlimited shares authorized, without par value)	$5,926,052
Unrealized net appreciation on investments	131,136
Accumulated net realized loss	(16,782)
Undistributed net investment income	1,373
Net assets applicable to Fund shares outstanding		$6,041,779

Fund shares outstanding		1,181,593

Net asset value, offering, and redemption price per share		$5.11

Statement of Operations
Period ended May 31, 2011

Investment income
Interest income	$73,017
Miscellaneous Income	5
Gross investment income		73,022
Expenses
Investment adviser fees	15,562
Filing and registration fees	10,150
Distribution fees	6,820
Retirement plan custodial fees	2,178
Audit fees	1,188
Printing and postage	641
Chief Compliance Officer expenses	353
Trustee fees	345
Other expenses	312
Custodian fees	125
Legal fees	55
Total gross expenses	37,729
Less adviser fees waived	(17,053)
Less custodian fee credits	(125)
Net expenses		20,551
Net investment income		$52,471

Net realized gain from investments		$7,446
Net decrease in unrealized appreciation on investments		(5,174)
Net gain on investments		$2,272

Net increase in net assets resulting from operations		$54,743

The accompanying notes are an integral part of these financial statements.

8    |     May 31, 2011     Semi-Annual Report

Sextant Short-Term Bond Fund

Statements of Changes in Net Assets	Period ended May 31, 2011	Year ended Nov. 30, 2010
Increase (decrease) in net assets from operations:
From operations
Net investment income	$52,471	$113,514
Net realized gain on investments	7,446	7,888
Net increase (decrease) in unrealized appreciation	(5,174)	12,990
Net increase in net assets	54,743	134,392
Distributions to shareholders from
Net investment income	(52,471)	(113,515)
Capital share transactions
Proceeds from sales of shares	1,236,185	1,562,715
Value of shares issued in reinvestment of dividends	51,608	112,390
Early redemption fees retained	39	165
Cost of shares redeemed	(383,955)	(630,567)
Net increase in net assets	903,877	1,044,703
Total increase in net assets	906,149	1,065,580

Net assets
Beginning of period	5,135,630	4,070,050
End of period	6,041,779	5,135,630

Undistributed net investment income	$1,373	$1,373

Shares of the Fund sold and redeemed
Number of shares sold	242,977	307,479
Number of shares issued in reinvestment of dividends	10,136	22,074
Number of shares redeemed	(75,489)	(123,942)
Net increase in number of shares outstanding	177,624	205,611

Financial Highlights	Period ended	For year ended November 30,
Selected data per share of outstanding capital stock throughout each period:	May 31, 2011	2010	2009	2008	2007	2006
Net asset value at beginning of period	$5.12	$5.10	$4.84	$4.99	$4.90	$4.85
Income from investment operations
Net investment income	0.05	0.12	0.16	0.18	0.17	0.16
Net gain (loss) on securities (both realized and unrealized)	(0.01)	0.02	0.26	(0.15)	0.09	0.05
Total from investment operations	0.04	0.14	0.42	0.03	0.26	0.21
Less distributions
Dividends (from net investment income)	(0.05)	(0.12)	(0.16)	(0.18)	(0.17)	(0.16)
Total distributions	(0.05)	(0.12)	(0.16)	(0.18)	(0.17)	(0.16)
Paid-in capital from early redemption fees	0.00¹	0.00¹	0.00¹	0.00¹	0.00¹	0.00¹

Net asset value at end of period	$5.11	$5.12	$5.10	$4.84	$4.99	$4.90

Total return	0.77%	2.87%	8.87%	0.66%	5.51%	4.41%

Ratios / supplemental data
Net assets ($000), end of period	$6,042	$5,136	$4,070	$3,024	$2,995	$2,937
Ratio of expenses to average net assets
Before fee waivers and custodian fee credits	0.69%	1.34%	1.49%	1.60%	1.58%	1.39%
After fee waivers	0.38%	0.76%	0.76%	0.77%	0.82%	0.60%
After fee waivers and custodian fee credits	0.38%	0.75%	0.75%	0.75%	0.75%	0.57%
Ratio of net investment income after fee waivers and custodian fee credits to average net assets	0.96%	2.42%	3.26%	3.70%	3.54%	3.41%
Portfolio turnover rate	7%	27%	28%	22%	28%	41%
¹Amount is less than $0.01

The accompanying notes are an integral part of these financial statements.

May 31, 2011     Semi-Annual Report     |    9

Sextant Bond Income Fund

Performance Summary

Average Annual Returns as of May 31, 2011
	10 Years	5 Years	1 Year	Expense Ratio¹
Sextant Bond Income Fund	5.58%	5.77%	6.66%	1.24%
Citigroup Broad Investment Grade Bond Index	5.92%	6.81%	5.67%	N/A

Growth of $10,000

Comparison of any mutual fund to a market index must be made bearing in mind that the index is unmanaged, and expense-free. Conversely, the fund will (1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other costs; (4) stand ready to buy and sell its securities to shareowners on a daily basis; and (5) provide a wide range of services. The graph compares $10,000 invested in the Fund on May 31, 2001, to an identical amount invested in the index, which reflects the types of securities in which the Fund invests. The graph shows that an investment in the Fund would have risen to $17,213 versus $17,778 in the index.
Past performance does not guarantee future results. The "Growth of $10,000" graph and "Average Annual Returns" performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares, nor do they reflect the potential deduction of a 2% redemption fee on shares held less than 90 calendar days.

¹By regulation, the expense ratio shown in this table is as of the Fund's most recent prospectus which is dated March 25, 2011, and incorporates results for the fiscal year ended November 30, 2010. The ratio presented in this table differs from expense ratios shown elsewhere in this report as they represent different periods.

Fund Objective

The objective of the Bond Income Fund is current income.

Industry Allocation	Top Ten Holdings
	% of Fund Assets
Industry weightings are shown as a percentage of net assets.	American Municipal Power Ohio Rev. 7.20% due 02/15/2029	5.3%
	Johnson Co. KS Bldg Ls/Pr Rev. BAB 4.60% due 09/01/2026	4.6%
	Springville UT GO BAB 5.30% due 05/01/2031	4.5%
	Quebec Canada Yankee 7.125% due 02/09/2024	4.2%
	SeaRiver Maritime 0.00% due 09/01/2012	4.0%
	Entergy Louisiana 5.40% due 11/01/2024	4.0%
	San Marcos Texas ULTD GO BAB 6.028% due 08/15/2030	3.9%
	StatoilHydro 2.90% due 10/15/2014	3.9%
	Dell Rapids SD School Dist. 49-3 6.257% due 01/15/2030	3.8%
	Idaho Hsg & Fin GARVEE BAB A-2 5.379% due 07/15/2020	3.5%

10    |     May 31, 2011     Semi-Annual Report

Sextant Bond Income Fund

Schedule of Investments
Issuer	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

Corporate Bonds — 49.6%
Automotive
AutoZone	5.50% due 11/15/2015	$95,000	$105,913	1.9%

Banking
CitiCorp	7.25% due 10/15/2011	50,000	51,152	0.9%

Building
Masco	7.125% due 08/15/2013	60,000	65,224	1.2%

Chemicals
Air Products & Chemicals	8.75% due 04/15/2021	50,000	67,253	1.2%

Electronics
Phillips Electronics	7.25% due 08/15/2013	75,000	84,357	1.6%

Energy
Baker Hughes	6.875% due 01/15/2029	100,000	120,072	2.2%
Conoco Phillips	6.00% due 01/15/2020	150,000	177,436	3.3%
		250,000	297,508	5.5%

Finance
Goldman Sachs	5.95% due 01/15/2027	180,000	180,202	3.3%
Morgan Stanley Dean Witter	6.75% due 10/15/2013	50,000	55,137	1.0%
Paine Webber Group	7.625% due 02/15/2014	50,000	56,060	1.0%
		280,000	291,399	5.3%

Food Production
H.J. Heinz	6.00% due 03/15/2012	75,000	78,193	1.4%

Insurance
Allstate	7.50% due 6/15/2013	50,000	56,057	1.0%
Progressive	7.00% due 10/01/2013	75,000	83,470	1.6%
St. Paul Travelers	5.50% due 12/01/2015	125,000	141,015	2.6%
		250,000	280,542	5.2%

Machinery
Caterpillar	9.375% due 08/15/2011	40,000	40,750	0.8%
Deere & Co.	8.10% due 05/15/2030	95,000	131,808	2.4%
		135,000	172,558	3.2%

Medical
Pharmacia	6.50% due 12/01/2018	100,000	119,243	2.2%

Metal Ores
BHP Finance U.S.A.	5.25% due 12/15/2015	125,000	141,627	2.6%

Oil & Gas
StatoilHydro	2.90% due 10/15/2014	200,000	209,796	3.9%

Continued on next page.

The accompanying notes are an integral part of these financial statements.

May 31, 2011     Semi-Annual Report     |    11

Sextant Bond Income Fund

Schedule of Investments
Issuer	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

Corporate Bonds — 49.6% (continued)
Retail
Wal-Mart Stores	7.25% due 06/01/2013	$45,000	$50,740	0.9%

Transportation
SeaRiver Maritime	0.00% due 09/01/2012	225,000	218,566	4.0%
Southwest Airlines	6.50% due 03/01/2012	75,000	77,980	1.5%
		300,000	296,546	5.5%

Utilities
Commonwealth Edison	7.50% due 07/01/2013	50,000	56,152	1.0%
Entergy Louisiana	5.40% due 11/01/2024	200,000	216,918	4.0%
Florida Power & Light	5.95% due 10/01/2033	100,000	112,307	2.1%
		350,000	385,377	7.1%

Total corporate bonds		2,440,000	2,697,428	49.6%

Foreign Government Bonds — 4.2%
Canadian Government
Quebec Canada Yankee	7.125% due 02/09/2024	175,000	228,973	4.2%

Municipal Bonds — 40.7%
General Obligation
City of Burlington Taxable GO 2009 Series B	5.75% due 11/01/2028	160,000	167,490	3.1%
Dell Rapids SCD 49-3	6.257% due 01/15/2030	200,000	208,808	3.8%
Dupage Co. II CCD #502	5.50% due 01/01/2026	150,000	156,255	2.9%
Idaho Hsg. & Fin GARVEE BAB A-2	5.379% due 07/15/2020	180,000	192,649	3.5%
Milan Co. MI Area Schools	6.45% due 05/01/2024	150,000	159,972	2.9%
San Marcos Texas ULTD GO BAB	6.028% due 08/15/2030	200,000	211,170	3.9%
Springville UT GO BAB	5.30% due 05/01/2031	240,000	241,613	4.5%
		1,280,000	1,337,957	24.6%

Revenue
American Municipal Power Ohio Rev.	7.20% due 02/15/2029	250,000	287,525	5.3%
Graves Co. KY SCD Bldg. Lease Rev.	5.95% due 06/01/2024	150,000	157,133	2.9%
Johnson Co. KS Bldg Ls./Pr. Rev. BAB	4.60% due 09/01/2026	250,000	248,110	4.6%
Oklahoma City Fin. Auth. Ed. Lease Rev.	6.60% due 09/01/2022	160,000	179,440	3.3%
		810,000	872,208	16.1%

Total municipal bonds		2,090,000	2,210,165	40.7%

Total investments	(Cost = $4,856,262)	$4,705,000	5,136,566	94.5%
Other assets (net of liabilities)			296,110	5.5%
Total net assets			$5,432,676	100.0%

The accompanying notes are an integral part of these financial statements.

12    |     May 31, 2011     Semi-Annual Report

Sextant Bond Income Fund

Statement of Assets and Liabilities
As of May 31, 2011

Assets
Investments in securities, at value (Cost $4,856,262)	$5,136,566
Cash	209,268
Interest receivable	87,956
Prepaid filing and registration	6,315
Insurance reserve premium	400
Total assets		5,440,505
Liabilities
Accrued expenses	3,910
Payable to affilliates	2,280
Accrued distribution fee	1,147
Distributions payable	268
Payable for Fund shares redeemed	224
Total liabilities		7,829
Net assets		$5,432,676

Analysis of net assets
Paid-in capital (unlimited shares authorized, without par value)	$5,200,115
Unrealized net appreciation on investments	280,304
Accumulated net realized loss	(47,743)
Net assets applicable to Fund shares outstanding		$5,432,676

Fund shares outstanding		1,072,187

Net asset value, offering, and redemption price per share		$5.07

Statement of Operations
Period ended May 31, 2011

Investment income
Interest income	$129,457
Gross investment income		129,457
Expenses
Investment adviser fees	13,437
Filing and registration fees	8,518
Distribution fees	6,630
Audit fees	1,129
Other expenses	837
Retirement plan custodial fees	748
Printing and postage	610
Chief Compliance Officer expenses	358
Trustee fees	345
Custodian fees	125
Total gross expenses	32,737
Less adviser fees waived	(8,620)
Less custodian fee credits	(125)
Net expenses		23,992
Net investment income		$105,465

Net realized gain on securities sold		$19,888
Net increase in unrealized appreciation on investments		26,175
Net gain on investments		$46,063

Net increase in net assets resulting from operations		$151,528

Bond Quality Diversification

Based on net assets as of May 31, 2011.

Source: Moody's Investors Services. When ratings are not available from Moody's, Standard and Poor's is used as a supplemental source.

The accompanying notes are an integral part of these financial statements.

May 31, 2011     Semi-Annual Report     |    13

Sextant Bond Income Fund

Statements of Changes in Net Assets	Period ended May 31, 2011	Year ended Nov. 30, 2010
Increase (decrease) in net assets from operations:
From operations
Net investment income	$105,465	$184,745
Net realized gain on investments	19,888	15,188
Net increase in unrealized appreciation	26,175	61,380
Net increase in net assets	151,528	261,313
Distributions to shareholders from
Net investment income	(105,465)	(184,745)
Capital share transactions
Proceeds from sales of shares	266,978	1,513,103
Value of shares issued in reinvestment of dividends	102,841	182,326
Early redemption fees retained	-	38
Cost of shares redeemed	(401,554)	(304,961)
Net increase (decrease) in net assets	(31,735)	1,390,506
Total increase in net assets	14,328	1,467,074

Net assets
Beginning of period	5,418,348	3,951,274
End of period	$5,432,676	$5,418,348

Shares of the Fund sold and redeemed
Number of shares sold	54,244	306,375
Number of shares issued in reinvestment of dividends	20,742	36,567
Number of shares redeemed	(81,049)	(62,121)
Net increase (decrease) in number of shares outstanding	(6,063)	280,821

Financial Highlights	Period ended	For year ended November 30,
Selected data per share of outstanding capital stock throughout each period:	May 31, 2011	2010	2009	2008	2007	2006
Net asset value at beginning of period	$5.03	$4.96	$4.46	$4.91	$4.92	$4.92
Income from investment operations
Net investment income	0.10	0.19	0.21	0.22	0.22	0.22
Net gain (loss) on securities (both realized and unrealized)	0.04	0.07	0.50	(0.45)	(0.01)	0.00¹
Total from investment operations	0.14	0.26	0.71	(0.23)	0.21	0.22
Less distributions
Dividends (from net investment income)	(0.10)	(0.19)	(0.21)	(0.22)	(0.22)	(0.22)
Total distributions	(0.10)	(0.19)	(0.21)	(0.22)	(0.22)	(0.22)
Paid-in capital from early redemption fees	-	0.00¹	-	0.00¹	0.00¹	0.00¹

Net asset value at end of period	$5.07	$5.03	$4.96	$4.46	$4.91	$4.92

Total return	2.80%	5.43%	16.33%	(4.80)%	4.53%	4.73%

Ratios / supplemental data
Net assets ($000), end of period	$5,433	$5,418	$3,951	$3,306	$3,412	$3,384
Ratio of expenses to average net assets
Before fee waivers and custodian fee credits	0.62%	1.24%	1.70%	1.45%	1.38%	1.27%
After fee waivers	0.45%	0.91%	0.90%	0.91%	0.94%	0.95%
After fee waivers and custodian fee credits	0.45%	0.90%	0.89%	0.91%	0.90%	0.90%
Ratio of net investment income after fee waivers and custodian fee credits to average net assets	1.98%	3.89%	4.46%	4.68%	4.64%	4.64%
Portfolio turnover rate	9%	10%	38%	9%	22%	36%
¹Amount is less than $0.01

The accompanying notes are an integral part of these financial statements.

14    |     May 31, 2011     Semi-Annual Report

Sextant Core Fund

Performance Summary

Average Annual Returns as of May 31, 2011
	10 Years	5 Years	1 Year	Expense Ratio¹
Sextant Core Fund	N/A	N/A	16.78%	1.21%
Dow Jones Moderate U.S. Portfolio Index	6.64%	5.55%	19.83%	N/A

Growth of $10,000

Comparison of any mutual fund to a market index must be made bearing in mind that the index is unmanaged, and expense-free. Conversely, the fund will (1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other costs; (4) stand ready to buy and sell its securities to shareowners on a daily basis; and (5) provide a wide range of services. The graph compares $10,000 invested in the Fund on March 30, 2007 (the Fund's inception), to an identical amount invested in the index, which reflects the types of securities in which the Fund invests. The graph shows that an investment in the Fund would have risen to $11,737 versus $11,821 in the index.
Past performance does not guarantee future results. The "Growth of $10,000" graph and "Average Annual Returns" performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares, nor do they reflect the potential deduction of a 2% redemption fee on shares held less than 90 calendar days.

¹By regulation, the expense ratio shown in this table is as of the Fund's most recent prospectus which is dated March 25, 2011, and incorporates results for the fiscal year ended November 30, 2010. The ratio presented in this table differs from expense ratios shown elsewhere in this report as they represent different periods.

Fund Objective

The objectives of the Core Fund are long-term appreciation and capital preservation.

Industry Allocation	Top Ten Holdings
	% of Fund Assets
Industry weightings are shown as a percentage of net assets.	Emerson Electric 5.375% due 10/15/2017	2.0%
	E.I. du Pont de Nemours 5.25% due 12/15/2016	2.0%
	Oracle 5.25% due 01/15/2016	2.0%
	Home Depot 5.40% due 03/01/2016	2.0%
	Boardwalk Pipelines 5.50% due 02/01/2017	1.9%
	SeaRiver Maritime 0.00% due 09/01/2012	1.9%
	Countrywide Home Loan 6.73% due 04/17/2013	1.9%
	General Electric Capital 5.35% due 04/15/2022	1.8%
	WR Berkley 5.875% due 02/15/2013	1.8%
	Bellsouth 4.75% due 11/15/2012	1.8%

May 31, 2011     Semi-Annual Report     |    15

Sextant Core Fund

Schedule of Investments
Common Stocks — 58.6%	Symbol	Number of Shares	Cost	Market Value	Country¹	Percentage of Assets
Automotive
Autoliv	ALV	700	$49,555	$53,886		0.9%

Banking
Australia & New Zealand Banking Group ADS	ANZBY	3,000	67,942	70,710	Australia	1.2%
JP Morgan Chase	JPM	1,000	40,451	43,240		0.8%
PNC Bank	PNC	600	42,748	37,452		0.7%
Toronto-Dominion Bank	TD	550	35,553	47,377	Canada	0.8%
Visa	V	600	52,850	48,636		0.8%
Washington Federal	WFSL	2,000	41,520	31,780		0.6%
			281,064	279,195		4.9%

Building
CRH ADS	CRH	600	26,439	13,278	Ireland	0.2%
Lowe's Companies	LOW	1,400	39,433	33,796		0.6%
			65,872	47,074		0.8%

Chemicals
BASF ADS	BASFY	400	22,550	37,188	Germany	0.6%
Praxair	PX	700	44,349	74,088		1.3%
RPM International	RPM	1,000	23,110	23,500		0.4%
			90,009	134,776		2.3%

Computers
Adobe Systems²	ADBE	1,100	45,474	38,093		0.7%
Apple²	AAPL	250	28,478	86,958		1.5%
Hewlett-Packard	HPQ	1,200	46,561	44,856		0.8%
Taiwan Semiconductor ADS	TSM	4,534	39,575	61,934	Taiwan	1.1%
			160,088	231,841		4.1%

Cosmetics & Toiletries
Procter & Gamble	PG	900	58,842	60,300		1.0%

Diversified Operations
Honeywell International	HON	850	42,855	50,617		0.9%
3M	MMM	600	50,092	56,628		1.0%
			92,947	107,245		1.9%

Energy
Arch Coal	ACI	2,000	36,980	59,780		1.0%
Cenovus	CVE	1,000	28,598	37,090	Canada	0.7%
ConocoPhillips	COP	1,250	79,855	91,525		1.6%
Devon Energy	DVN	1,200	81,888	100,884		1.8%
NextEra Energy	NEE	600	36,752	34,770		0.6%
Noble	NE	1,600	$67,677	$66,992		1.2%
Statoil ADS	STO	2,003	49,259	52,759	Norway	0.9%
Total ADS	TOT	1,100	60,835	63,349	France	1.1%

Continued on next page.

The accompanying notes are an integral part of these financial statements.

16    |     May 31, 2011     Semi-Annual Report

Sextant Core Fund

Schedule of Investments
Common Stocks — 58.6%	Symbol	Number of Shares	Cost	Market Value	Country¹	Percentage of Assets
Energy (continued)
Williams Companies	WMB	3,000	$48,330	$94,170		1.6%
			490,174	601,319		10.5%

Food Production
General Mills	GIS	2,000	57,764	79,540		1.4%
H.J. Heinz	HNZ	1,500	57,732	82,380		1.4%
PepsiCo	PEP	1,000	66,423	71,120		1.2%
Unilever ADS	UL	1,850	58,335	60,292	United Kingdom	1.1%
			240,254	293,332		5.1%

Hotels & Motels
Orient-Express Hotels Class A²	OEH	1,000	56,450	11,690	Global³	0.2%

Instruments — Control
Parker Hannifin	PH	500	29,672	44,425		0.8%

Insurance
Chubb	CB	750	39,270	49,192		0.9%

Medical
Eli Lilly	LLY	1,000	54,703	38,480		0.7%
Express Scripts²	ESRX	1,200	37,116	71,472		1.2%
GlaxoSmithKline ADS	GSK	500	26,859	21,730	United Kingdom	0.4%
Humana²	HUM	1,000	37,627	80,530		1.4%
Johnson & Johnson	JNJ	900	54,760	60,561		1.0%
Novartis ADR	NVS	950	44,016	61,294	Switzerland	1.1%
Novo Nordisk ADS	NVO	400	18,098	50,404	Denmark	0.9%
Sanofi-Aventis ADR	SNY	1,050	31,947	41,591	France	0.7%
UnitedHealth Group	UNH	2,000	83,055	97,900		1.7%
			388,181	523,962		9.1%

Metal Ores
Alcoa	AA	2,000	56,062	33,620		0.6%
Anglo American ADR	AAUKY	1,119	33,771	27,897	South Africa	0.5%
BHP Billiton ADS	BHP	650	31,866	62,023	Australia	1.0%
Freeport-McMoRan Copper & Gold	FCX	1,000	42,343	51,640	Indonesia[4]	0.9%
			164,042	175,180		3.0%

Paper & Paper Products
Kimberly-Clark	KMB	925	61,586	63,178		1.1%

Publishing
McGraw-Hill	MHP	1,000	58,293	42,470		0.7%
Pearson ADS	PSO	3,100	46,698	58,373	United Kingdom	1.0%
			104,991	100,843		1.7%

Shoes & Related Apparel
Nike Class B	NKE	900	51,646	76,005		1.3%

Continued on next page.

The accompanying notes are an integral part of these financial statements.

May 31, 2011     Semi-Annual Report     |    17

Sextant Core Fund

Schedule of Investments
Common Stocks — 58.6%	Symbol	Number of Shares	Cost	Market Value	Country¹	Percentage of Assets
Steel
Nucor	NUE	800	$48,085	$33,872		0.6%

Telecommunications
AT&T	T	2,600	78,553	82,056		1.4%
China Mobile ADS	CHL	500	23,058	22,885	China	0.4%
Harris	HRS	800	37,077	39,552		0.7%
Telefonica ADS	TEF	2,400	58,784	58,392	Spain	1.0%
			197,472	202,885		3.5%

Tools
Stanley Black & Decker	SWK	446	29,654	32,950		0.6%

Transportation
Canadian National Railway	CNI	800	40,237	62,624	Canada	1.1%
LAN Airlines ADS	LFL	3,500	48,996	100,520	Chile	1.7%
			89,233	163,144		2.8%

Utilities
IDACORP	IDA	1,400	48,938	55,118		1.0%
NRG Energy²	NRG	1,200	29,348	29,712		0.5%
			78,286	84,830		1.5%

Total equities			$2,867,373	$3,371,124		58.6%

Issuer	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

Corporate Bonds — 21.4%
Building Products
Home Depot	5.40% due 03/01/2016	$100,000	$ 112,704	2.0%

Chemicals
E.I. du Pont de Nemours	5.25% due 12/15/2016	100,000	113,883	2.0%

Computer Software
Oracle	5.25% due 01/15/2016	100,000	113,317	2.0%

Electronics
Emerson Electric	5.375% due 10/15/2017	100,000	114,545	2.0%
General Electric Capital	5.35% due 04/15/2022	$101,000	$106,718	1.8%
		201,000	221,263	3.8%

Energy
Boardwalk Pipelines	5.50% due 02/01/2017	100,000	109,668	1.9%

Finance Services
Countrywide Home Loan	6.73% due 04/17/2013	100,000	106,879	1.9%
Western Union	5.93% due 10/01/2016	30,000	34,188	0.6%
		130,000	141,067	2.5%

Continued on next page.

The accompanying notes are an integral part of these financial statements.

18    |     May 31, 2011     Semi-Annual Report

Sextant Core Fund

Schedule of Investments
Issuer	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

Corporate Bonds — 21.4%
Insurance
WR Berkley	5.875% due 02/15/2013	$100,000	$105,921	1.8%

Office Equipment
Staples	7.375% due 10/01/2012	90,000	96,651	1.7%

Telecommunications
Bellsouth	4.75% due 11/15/2012	100,000	105,601	1.8%

Transportation
SeaRiver Maritime	0.00% due 09/01/2012	112,000	108,797	1.9%

Total Corporate Bonds		1,133,000	1,228,872	21.4%

Municipal Bonds — 3.5%
General Obligation
Lake Washington SD 414 WA BAB	4.906% due 12/01/2027	100,000	100,376	1.7%
Skagit SD#1	4.613% due 12/01/2022	100,000	100,721	1.8%
		200,000	201,097	3.5%

U.S. Government Agency — 1.7%
Freddie Mac
FHLMC	4.55% due 02/15/2030	$100,000	99,867	1.7%

Total investments	(Cost=$4,345,132)		4,900,960	85.2%
Other assets (net of liabilities)			852,198	14.8%
Total net assets			$5,753,158	100.0%
¹Country of domicile unless otherwise indicated; equities are issued from U.S. domiciled companies where no Country is listed
²Non-income producing security
³Denotes a worldwide presence, comprising an entity with exposure to many regions and countries.
[4]Denotes country of primary exposure

ADS: American Depositary Share
ADR: American Depositary Receipt

Bond Quality Diversification

Based on net assets as of May 31, 2011.

Source: Moody's Investors Services. When ratings are not available from Moody's, Standard and Poor's is used as a supplemental source.

The accompanying notes are an integral part of these financial statements.

May 31, 2011     Semi-Annual Report     |    19

Sextant Core Fund

Statement of Assets and Liabilities
As of May 31, 2011

Assets
Investments in securities, at value (Cost $4,345,132)	$4,900,960
Cash	926,428
Dividends and interest receivable	28,060
Prepaid filing and registration	5,487
Total assets		5,860,935
Liabilities
Payable for securities purchased	100,000
Payable to affiliates	3,613
Accrued expenses	2,949
Accrued distribution fee	1,215
Total liabilities		107,777
Net assets		$5,753,158

Analysis of net assets
Paid-in capital (unlimited shares authorized, without par value)	$5,308,228
Accumulated net realized loss	(160,678)
Unrealized net appreciation on investments	555,828
Undistributed net investment income	49,780
Net assets applicable to Fund shares outstanding		$5,753,158

Fund shares outstanding		523,601

Net asset value, offering, and redemption price per share		$10.99

Statement of Operations
Period ended May 31, 2011

Investment income
Dividends (net of foreign tax of $2,697)	$44,122
Interest income	36,724
Gross investment income		80,846
Expenses
Investment adviser fees	12,561
Filing and registration fees	8,099
Distribution fees	6,936
Audit fees	1,145
Other expenses	1,086
Retirement plan custodial fees	609
Chief Compliance Officer expenses	453
Trustee fees	360
Custodian fees	128
Legal fees	67
Total gross expenses	31,444
Less custodian fee credits	(128)
Net expenses		31,316
Net investment income		$49,530

Net realized loss from investments and foreign currency		$(11,021)
Net increase in unrealized appreciation on investments		446,955
Net gain on investments		$435,934

Net increase in net assets resulting from operations		$485,464

The accompanying notes are an integral part of these financial statements.

20    |     May 31, 2011     Semi-Annual Report

Sextant Core Fund

Statements of Changes in Net Assets	Period ended May 31, 2011	Year ended Nov. 30, 2010
Increase (decrease) in net assets from operations:
From operations
Net investment income	$49,530	$81,532
Net realized loss on investments	(11,021)	(11,776)
Net increase in unrealized appreciation	446,955	248,687
Net increase in net assets	485,464	318,443
Distributions to shareholders from
Net investment income	-	(81,285)
Capital share transactions
Proceeds from sales of shares	299,443	934,199
Value of shares issued in reinvestment of dividends	-	81,285
Early redemption fees retained	5	11
Cost of shares redeemed	(259,426)	(195,800)
Net increase in net assets	40,022	819,695
Total increase in net assets	525,486	1,056,853

Net assets
Beginning of period	5,227,672	4,170,819
End of period	5,753,158	5,227,672
Undistributed net investment income	$49,780	$250

Shares of the Fund sold and redeemed
Number of shares sold	28,273	95,662
Number of shares issued in reinvestment of dividends	-	8,080
Number of shares redeemed	(24,201)	(19,806)
Net increase in number of shares outstanding	4,072	83,936

Financial Highlights	Period ended	Year ended Nov. 30,			Period ended
Selected data per share of outstanding capital stock throughout each period:	May 31, 2011	2010	2009	2008	Nov. 30, 2007¹
Net asset value at beginning of period	$10.06	$9.58	$7.97	$10.67	$10.00
Income from investment operations
Net investment income	0.09	0.16	0.13	0.19	0.12
Net gain (loss) on securities (both realized and unrealized)	0.84	0.48	1.61	(2.70)	0.69
Total from investment operations	0.93	0.64	1.74	(2.51)	0.81
Less distributions
Dividends (from net investment income)	-	(0.16)	(0.13)	(0.19)	(0.12)
Distribution in excess (from net investment income)	-	-	-	-	(0.02)
Return of capital	-	-	-	0.00²	-
Total distributions	-	(0.16)	(0.13)	(0.19)	(0.14)
Paid-in capital from early redemption fees	0.00²	0.00²	-	-	0.00²

Net asset value at end of period	$10.99	$10.06	$9.58	$7.97	$10.67

Total return	9.25%	6.67%	21.81%	(23.52)%	8.12%³

Ratios / supplemental data
Net assets ($000), end of period	$5,753	$5,228	$4,171	$3,082	$3,907
Ratio of expenses to average net assets
Before custodian fee credits	0.57%	1.21%	1.78%	1.54%	1.35%[4]
After custodian fee credits	0.56%	1.21%	1.78%	1.53%	1.21%[4]
Ratio of net investment income after custodian fee credits to average net assets	0.89%	1.74%	1.57%	1.89%	2.08%[4]
Portfolio turnover rate	2%	13%	40%	16%	7%³
¹Fund commenced operations March 30, 2007 ²Amount is less than $0.01 ³Since inception March 30, 2007; not annualized [4]Annualized

The accompanying notes are an integral part of these financial statements.

May 31, 2011     Semi-Annual Report     |    21

Sextant Growth Fund

Performance Summary

Average Annual Returns as of May 31, 2011
	10 Years	5 Years	1 Year	Expense Ratio¹
Sextant Growth Fund	5.49%	3.63%	18.13%	1.01%
S&P 500 Index	2.64%	3.32%	25.95%	N/A

Growth of $10,000

Comparison of any mutual fund to a market index must be made bearing in mind that the index is unmanaged, and expense-free. Conversely, the fund will (1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other costs; (4) stand ready to buy and sell its securities to shareowners on a daily basis; and (5) provide a wide range of services. The graph compares $10,000 invested in the Fund on May 31, 2001, to an identical amount invested in the index, which reflects the types of securities in which the Fund invests. The graph shows that an investment in the Fund would have risen to $17,069 versus $12,974 in the index.
Past performance does not guarantee future results. The "Growth of $10,000" graph and "Average Annual Returns" performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares, nor do they reflect the potential deduction of a 2% redemption fee on shares held less than 90 calendar days.

¹By regulation, the expense ratio shown in this table is as of the Fund's most recent prospectus which is dated March 25, 2011, and incorporates results for the fiscal year ended November 30, 2010. The ratio presented in this table differs from expense ratios shown elsewhere in this report as they represent different periods.

Fund Objective

The objective of the Growth Fund is long-term capital growth.

Industry Allocation	Top Ten Holdings
	% of Fund Assets
Industry weightings are shown as a percentage of net assets.	Apple	6.3%
	Amazon.com	4.5%
	Alaska Air	2.5%
	Johnson & Johnson	2.5%
	Dr. Pepper Snapple Group	2.5%
	Oracle	2.5%
	Agilent Technologies	2.4%
	Intuit	2.4%
	Trimble Navigation	2.3%
	Honeywell International	2.3%

22    |     May 31, 2011     Semi-Annual Report

Sextant Growth Fund

Schedule of Investments
Common Stocks	Symbol	Number of Shares	Cost	Market Value	Percentage of Assets
Auto
Ford Motor¹	F	30,000	$394,590	$447,600	1.7%

Banking
Washington Banking	WBCO	25,000	318,265	331,750	1.3%

Building
KB Home	KBH	15,000	173,598	184,200	0.7%
Lowe's Companies	LOW	15,000	295,388	362,100	1.4%
Weyerhaeuser	WY	27,082	436,216	583,346	2.2%
			905,202	1,129,646	4.3%

Computers
Adobe Systems¹	ADBE	11,000	144,216	380,930	1.4%
Apple¹	AAPL	4,800	39,606	1,669,584	6.3%
Hewlett-Packard	HPQ	12,000	370,775	448,560	1.7%
Intuit¹	INTU	12,000	302,027	647,640	2.4%
Oracle	ORCL	19,000	241,810	650,180	2.5%
3D Systems¹	DDD	10,000	240,848	199,900	0.8%
			1,339,282	3,996,794	15.1%

Diversified Operations
Honeywell International	HON	10,000	330,476	595,500	2.3%
Raytheon Company	RTN	6,500	348,174	327,470	1.2%
			678,650	922,970	3.5%

Electronics
Advanced Micro Devices¹	AMD	20,000	139,886	173,600	0.7%
Agilent Technologies¹	A	13,000	312,921	648,310	2.4%
Trimble Navigation¹	TRMB	14,000	202,081	611,660	2.3%
			654,888	1,433,570	5.4%

Energy
Devon Energy	DVN	6,000	381,365	504,420	1.9%
NextEra Energy	NEE	7,000	244,409	405,650	1.5%
Noble	NE	10,000	198,915	418,700	1.6%
Spectra Energy	SE	13,000	236,250	358,670	1.4%
			1,060,939	1,687,440	6.4%

Engineering R&D Services
Aecom Technology¹	ACM	10,000	290,600	286,700	1.1%

Finance
Charles Schwab	SCHW	25,000	79,726	450,250	1.7%
E*TRADE Financial¹	ETFC	25,000	432,082	395,250	1.5%
			511,808	845,500	3.2%

Continued on next page.

The accompanying notes are an integral part of these financial statements.

May 31, 2011     Semi-Annual Report     |    23

Sextant Growth Fund

Schedule of Investments
Common Stocks	Symbol	Number of Shares	Cost	Market Value	Percentage of Assets
Food Production
Dr. Pepper Snapple Group	DPS	16,000	$383,381	$659,200	2.5%
PepsiCo	PEP	8,000	459,066	568,960	2.1%
			842,447	1,228,160	4.6%

Hotels & Motels
Red Lion Hotels¹	RLH	50,000	224,859	406,000	1.5%

Insurance
Chubb	CB	7,000	308,505	459,130	1.7%

Medical
Abbott Laboratories	ABT	7,000	305,488	365,750	1.4%
Amgen¹	AMGN	3,700	111,703	223,998	0.9%
AmSurg¹	AMSG	15,000	324,804	388,650	1.5%
Johnson & Johnson	JNJ	10,000	642,017	672,900	2.5%
Pharmaceutical Product Development	PPDI	15,000	63,420	432,750	1.6%
VCA Antech¹	WOOF	8,000	209,048	195,600	0.7%
			1,656,480	2,279,648	8.6%

Metal Ores
Alcoa	AA	30,000	394,483	504,300	1.9%

Publishing
John Wiley & Sons Class A	JW/A	10,000	335,172	530,000	2.0%

Real Estate
LoopNet¹	LOOP	20,000	156,091	369,400	1.4%

Retail
Amazon.com¹	AMZN	6,000	260,090	1,180,140	4.5%
Bed Bath & Beyond¹	BBBY	9,000	331,221	485,010	1.8%
Best Buy	BBY	10,000	454,356	317,600	1.2%
Coach	COH	8,500	352,465	541,110	2.0%
CVS Caremark	CVS	10,000	339,270	386,900	1.5%
Guess?	GES	8,000	363,777	365,760	1.4%
Staples	SPLS	15,000	322,143	252,300	0.9%
			2,423,322	3,528,820	13.3%

Steel
Nucor	NUE	4,000	189,851	169,360	0.6%

Technology
Qualcomm	QCOM	5,000	284,403	292,950	1.1%

Telecommunications
AT&T	T	10,000	232,700	315,600	1.2%

Continued on next page.

The accompanying notes are an integral part of these financial statements.

24    |     May 31, 2011     Semi-Annual Report

Sextant Growth Fund

Schedule of Investments
Common Stocks	Symbol	Number of Shares	Cost	Market Value	Percentage of Assets
Tools
Lincoln Electric Holdings	LECO	6,000	$325,653	$447,900	1.7%
Regal-Beloit	RBC	5,500	173,846	379,500	1.4%
Stanley Black & Decker	SWK	3,000	190,295	221,640	0.9%
			689,794	1,049,040	4.0%

Transportation
Alaska Air¹	ALK	10,000	286,762	675,400	2.5%
Boeing	BA	3,000	228,390	234,090	0.9%
Norfolk Southern	NSC	7,000	318,942	513,170	1.9%
United Parcel Service Class B	UPS	6,000	395,747	440,940	1.7%
			1,229,841	1,863,600	7.0%

Utilities
Duke Energy	DUK	10,000	172,211	187,500	0.7%
IDACORP	IDA	12,000	372,928	472,440	1.8%
NRG Energy¹	NRG	10,000	234,150	247,600	0.9%
Piedmont Natural Gas	PNY	8,000	220,875	251,760	1.0%
Sempra Energy	SRE	6,000	276,535	331,020	1.2%
			1,276,699	1,490,320	5.6%

Total investments			$16,398,871	25,568,298	96.5%
Other assets (net of liabilities)				936,395	3.5%
Total net assets				$26,504,693	100%
¹Non-income producing

The accompanying notes are an integral part of these financial statements.

May 31, 2011     Semi-Annual Report     |    25

Sextant Growth Fund

Statement of Assets and Liabilities
As of May 31, 2011

Assets
Investments in securities, at value (Cost $16,398,871)	$25,568,298
Cash	931,164
Dividends receivable	28,402
Insurance reserve premium	1,215
Receivable for Fund shares sold	610
Total assets		26,529,689
Liabilities
Payable to affiliates	16,912
Accrued distribution fee	5,639
Accrued expenses	2,221
Payable for Fund shares redeemed	224
Total liabilities		24,996
Net assets		$26,504,693

Analysis of net assets
Paid-in capital (unlimited shares authorized, without par value)	$17,344,764
Unrealized net appreciation on investments	9,169,427
Accumulated net realized loss	(70,173)
Undistributed net investment income	60,675
Net assets applicable to Fund shares outstanding		$26,504,693

Fund shares outstanding		1,330,991

Net asset value, offering, and redemption price per share		$19.91

Statement of Operations
Period ended May 31, 2011

Investment income
Dividends	$165,792
Miscellaneous income	30
Gross investment income		165,822
Expenses
Investment adviser fees	46,335
Distribution fees	32,499
Filing and registration fees	9,417
Printing and postage	4,777
Audit fees	4,077
Other expenses	3,526
Retirement plan custodial fees	3,119
Trustee fees	1,680
Chief Compliance Officer expenses	1,364
Custodian fees	622
Legal fees	440
Total gross expenses	107,856
Less custodian fee credits	(622)
Net expenses		107,234
Net investment income		$58,588

Net realized loss from investments		$(53,402)
Net increase in unrealized appreciation on investments		3,015,079
Net gain on investments		$2,961,677

Net increase in net assets resulting from operations		$3,020,265

The accompanying notes are an integral part of these financial statements.

26    |     May 31, 2011     Semi-Annual Report

Sextant Growth Fund

Statements of Changes in Net Assets	Period ended May 31, 2011	Year ended Nov. 30, 2010
Increase in net assets from operations:
From operations
Net investment income	$58,588	$68,004
Net realized gain (loss) on investments	(53,402)	660,507
Net increase in unrealized appreciation	3,015,079	1,661,727
Net increase in net assets	3,020,265	2,390,238
Distributions to shareholders from
Net investment income	-	(65,917)
Capital share transactions
Proceeds from sales of shares	1,887,437	5,126,976
Value of shares issued in reinvestment of dividends	-	63,514
Early redemption fees retained	178	943
Cost of shares redeemed	(2,608,599)	(4,843,972)
Net increase (decrease) in net assets	(720,984)	347,461
Total increase in net assets	2,299,281	2,671,782

Net assets
Beginning of period	24,205,412	21,533,630
End of period	26,504,693	24,205,412
Undistributed net investment income	$60,675	$2,087

Shares of the Fund sold and redeemed
Number of shares sold	99,371	305,136
Number of shares issued in reinvestment of dividends	-	3,589
Number of shares redeemed	(135,981)	(286,706)
Net increase (decrease) in number of shares outstanding	(36,610)	22,019

Financial Highlights
Selected data per share of outstanding capital stock throughout each period:	Period ended	For year ended November 30,
	May 31, 2011	2010	2009	2008	2007	2006
Net asset value at beginning of period	$17.70	$16.00	$13.45	$19.99	$18.66	$17.11
Income from investment operations
Net investment income (loss)	0.04	0.05	(0.04)	0.04	0.01	(0.02)
Net gains (losses) on securities (both realized and unrealized)	2.17	1.70	2.59	(6.55)	1.80	1.74
Total from investment operations	2.21	1.75	2.55	(6.51)	1.81	1.72
Less distributions
Dividends (from net investment income)	-	(0.05)	(0.00)¹	(0.03)	(0.01)	-
Distributions (from capital gains)	-	-	-	(0.00)¹	(0.47)	(0.17)
Total distributions	-	(0.05)	(0.00)¹	(0.03)	(0.48)	(0.17)
Paid-in capital from early redemption fees	0.00¹	0.00¹	0.00¹	0.00¹	0.00¹	0.00¹

Net asset value at end of period	$19.91	$17.70	$16.00	$13.45	$19.99	$18.66

Total return	12.49%	10.93%	18.98%	(32.58)%	9.74%	10.06%

Ratios / supplemental data
Net assets ($000), end of period	$26,505	$24,205	$21,534	$12,157	$15,996	$13,728
Ratio of expenses to average net assets
Before custodian fee credits	0.41%	1.01%	1.34%	1.25%	1.32%	1.25%
After custodian fee credits	0.41%	1.00%	1.34%	1.24%	1.30%	1.21%
Ratio of net investment income (loss) after custodian fee credits to average net assets	0.22%	0.30%	(0.25)%	0.20%	0.09%	(0.12)%
Portfolio turnover rate	6%	16%	7%	2%	3%	11%
¹Amount is less than $0.01

The accompanying notes are an integral part of these financial statements.

May 31, 2011     Semi-Annual Report     |    27

Sextant International Fund

Performance Summary

Average Annual Returns as of May 31, 2011
	10 Years	5 Years	1 Year	Expense Ratio¹
Sextant International Fund	7.96%	6.83%	19.41%	1.03%
NYSE Arca International Market Index	4.73%	2.76%	27.38%	N/A

Growth of $10,000

Comparison of any mutual fund to a market index must be made bearing in mind that the index is unmanaged, and expense-free. Conversely, the fund will (1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other costs; (4) stand ready to buy and sell its securities to shareowners on a daily basis; and (5) provide a wide range of services. The graph compares $10,000 invested in the Fund on May 31, 2001, to an identical amount invested in the index, which reflects the types of securities in which the Fund invests. The graph shows that an investment in the Fund would have risen to $21,503 versus $12,035 in the index.
Past performance does not guarantee future results. The "Growth of $10,000" graph and "Average Annual Returns" performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares, nor do they reflect the potential deduction of a 2% redemption fee on shares held less than 90 calendar days.

¹By regulation, the expense ratio shown in this table is as of the Fund's most recent prospectus which is dated March 25, 2011, and incorporates results for the fiscal year ended November 30, 2010. The ratio presented in this table differs from expense ratios shown elsewhere in this report as they represent different periods.

Fund Objective

The objective of the International Fund is long-term capital growth.

Industry Allocation	Top Ten Holdings
	% of Fund Assets
Industry weightings are shown as a percentage of net assets.	Teck Resources	2.8%
	Novartis ADR	2.1%
	Copa Holdings	2.0%
	LAN Airlines ADS	2.0%
	Potash Corp. of Saskatchewan	2.0%
	Toronto-Dominion Bank	1.9%
	Novo Nordisk ADS	1.7%
	SAP ADS	1.7%
	Infosys ADS	1.7%
	Shire ADR	1.6%

28    |     May 31, 2011     Semi-Annual Report

Sextant International Fund

Schedule of Investments
Common Stocks	Symbol	Number of Shares	Cost	Market Value	Country¹	Percentage of Assets
Automotive
Nissan Motor ADS	NSANY	120,000	$1,712,551	$2,398,800	Japan	1.3%
Toyota Motor ADS	TM	20,000	1,496,296	1,665,800	Japan	0.9%
			3,208,847	4,064,600		2.2%

Banking
Australia & New Zealand Banking Group ADS	ANZBY	80,000	1,581,457	1,885,600	Australia	1.0%
AXA ADS	AXAHY	17,000	376,633	364,820	France	0.2%
ICICI Bank	IBN	45,000	1,400,253	2,146,050	India	1.1%
Mitsubishi UFJ Financial Group ADR	MTU	400,000	2,185,178	1,828,000	Japan	1.0%
Nomura Holdings ADR	NMR	30,000	351,958	149,700	Japan	0.1%
Toronto-Dominion Bank	TD	40,000	2,302,163	3,445,600	Canada	1.9%
			8,197,642	9,819,770		5.3%

Building
Ritchie Bros. Auctioneers	RBA	30,000	634,727	831,600	Canada	0.4%

Chemicals
BASF ADS	BASFY	25,000	1,649,816	2,324,250	Germany	1.2%
Potash Corp. of Saskatchewan	POT	65,000	2,058,502	3,679,000	Canada	2.0%
			3,708,318	6,003,250		3.2%

Computers
ASML Holding	ASML	75,000	3,034,157	2,925,750	Netherlands	1.6%
Dassault Systems ADR	DASTY	25,000	1,727,827	2,135,250	France	1.1%
Infosys ADS	INFY	50,000	2,271,519	3,087,500	India	1.7%
Nice Systems ADS²	NICE	60,000	2,122,719	2,136,000	Israel	1.1%
SAP ADS	SAP	50,000	2,794,738	3,108,500	Germany	1.7%
			11,950,960	13,393,000		7.2%

Energy
BP ADS	BP	50,000	2,180,675	2,312,000	Britain	1.3%
Cenovus Energy	CVE	60,000	1,516,298	2,225,400	Canada	1.2%
EnCana	ECA	40,000	1,097,866	1,364,000	Canada	0.7%
Petroleo Brasileiro ADR	PBR	70,000	2,615,500	2,424,100	Brazil	1.3%
Repsol YPF ADS²	REP	80,000	2,071,573	2,722,400	Spain	1.5%
Statoil ADS	STO	30,173	716,086	794,757	Norway	0.4%
Total ADS	TOT	45,000	2,528,346	2,591,550	France	1.4%
Vestas Wind Systems ADR²	VWDRY	50,000	854,000	501,000	Denmark	0.3%
			13,580,344	14,935,207		8.1%

Food Production
Coca-Cola Femsa ADS	KOF	27,557	1,357,613	2,394,979	Mexico	1.3%
Fomento Economico Mex ADS	FMX	20,000	826,024	1,238,600	Mexico	0.7%
Unilever ADS	UL	20,000	366,600	651,800	United Kingdom	0.3%
			2,550,237	4,285,379		2.3%

Games/Hobby Production
Nintendo ADR	NTDOY	17,000	718,849	491,300	Japan	0.3%

Continued on next page.

The accompanying notes are an integral part of these financial statements.

May 31, 2011     Semi-Annual Report     |    29

Sextant International Fund

Schedule of Investments
Common Stocks	Symbol	Number of Shares	Cost	Market Value	Country¹	Percentage of Assets
Hotels & Motels
Orient-Express Hotels Class A²	OEH	170,000	$1,507,427	$1,987,300	Global³	1.1%

Insurance
ING Groep ADS²	ING	167,852	1,985,301	2,039,402	Netherlands	1.1%

Machinery
Komatsu ADS	KMTUY	50,000	1,775,000	1,500,000	Japan	0.8%
Nidec ADR	NJ	26,703	514,164	599,215	China[4]	0.3%
			2,289,164	2,099,215		1.1%

Medical
GlaxoSmithKline ADS	GSK	50,000	1,935,020	2,173,000	United Kingdom	1.2%
Novartis ADR	NVS	60,000	3,076,591	3,871,200	Switzerland	2.1%
Novo Nordisk ADS	NVO	25,000	1,631,867	3,150,250	Denmark	1.7%
Shire ADR	SHPGY	32,000	1,738,765	3,058,880	United Kingdom	1.6%
Teva Pharmaceutical Industries ADS	TEVA	50,000	2,472,947	2,545,000	Israel	1.4%
			10,855,190	14,798,330		8.0%

Metal Ores
Anglo American ADR	AAUKY	110,000	1,551,559	2,742,300	South Africa[4]	1.5%
Barrick Gold	ABX	60,000	2,580,603	2,865,600	Canada	1.6%
BHP Billiton ADS	BHP	20,000	1,066,959	1,908,400	Australia	1.0%
Newcrest Mining ADS	NCMGY	67,301	2,618,682	2,840,102	Australia	1.5%
Rio Tinto ADS	RIO	30,000	1,584,073	2,103,600	United Kingdom	1.1%
Teck Resources	TCK	100,000	458,225	5,257,000	Canada	2.8%
Tenaris ADR	TS	2,500	95,290	121,725	Argentina[4]	0.1%
Vale ADR	VALE	60,000	998,791	1,935,600	Brazil	1.1%
			10,954,182	19,774,327		10.7%

Office Equipment
Canon ADS	CAJ	50,000	2,268,340	2,399,000	Japan	1.3%

Paper & Paper Products
Fibria Celulose	FBR	150,000	2,152,042	2,335,500	Brazil	1.2%
Metso ADS	MXCYY	12,100	130,802	699,985	Finland	0.4%
			2,282,844	3,035,485		1.6%

Publishing
Pearson ADS	PSO	90,000	1,021,915	1,694,700	United Kingdom	0.9%

Telecommunications
America Movil ADS	AMX	30,000	917,471	1,581,000	Mexico	0.8%
BCE	BCE	60,000	1,414,018	2,414,400	Canada	1.3%
China Mobile ADS	CHL	25,000	1,172,229	1,144,250	China	0.6%
China Techfaith Wireless ADR²	CNTF	40,000	168,300	224,000	China	0.1%
Millicom International Cellular	MIC SS	10,000	905,668	1,142,000	Global³	0.6%
PT Indosat ADR	IIT	20,000	539,605	607,000	Indonesia	0.3%
SK Telecom ADR	SKM	30,000	511,437	530,700	South Korea	0.3%
Telecom New Zealand ADS	NZT	20,000	193,396	196,800	New Zealand	0.1%

Continued on next page.

The accompanying notes are an integral part of these financial statements.

30    |     May 31, 2011     Semi-Annual Report

Sextant International Fund

Schedule of Investments
Common Stocks	Symbol	Number of Shares	Cost	Market Value	Country¹	Percentage of Assets
Telecommunications (continued)
Telecomunicacoes de Sao Paulo ADR	VIV	50,000	$1,322,495	$1,462,000	Brazil	0.8%
Telefonica ADS	TEF	90,000	1,918,697	2,189,700	Spain	1.2%
Telefonos de Mexico ADS Class L	TMX	30,000	489,451	535,800	Mexico	0.3%
Telus	TU	45,000	1,334,187	2,355,300	Canada	1.3%
Turkcell Iletisim Hizmetleri ADR²	TKC	70,000	970,618	984,900	Turkey	0.5%
Vodaphone Group ADS	VOD	50,000	963,420	1,401,500	United Kingdom	0.8%
			12,820,992	16,769,350		9.0%

Transportation
Canadian Pacific Railway	CP	32,000	1,228,587	2,032,320	Canada	1.1%
Copa Holdings	CPA	60,000	3,268,200	3,749,400	Panama	2.0%
LAN Airlines ADS	LFL	130,000	1,191,580	3,733,600	Chile	2.0%
Ryanair Holdings ADS	RYAAY	20,000	623,100	588,000	Ireland	0.3%
			6,311,467	10,103,320		5.4%

Utilities
BG Group ADS	BRGYY	14,000	1,253,784	1,627,080	United Kingdom	0.9%
CPFL Energia ADR	CPL	30,000	2,111,625	2,631,900	Brazil	1.4%
Enersis ADS	ENI	65,000	1,024,863	1,410,500	Chile	0.8%
Korea Electric Power ADS²	KEP	20,000	304,261	274,800	South Korea	0.1%
			4,694,533	5,944,280		3.2%

Total investments		$101,541,279		134,468,815		72.4%
Other assets (net of liabilities)				51,141,029		27.6%
Total net assets				$185,609,844		100.0%
¹Country of domicile unless otherwise indicated
²Non-income producing security
³Denotes a worldwide presence, comprising an entity with exposure to many regions and countries.
[4]Denotes country of primary exposure

ADS: American Depositary Share
ADR: American Depositary Receipt

Countries
% of Fund Assets
Canada	14.3%
United Kingdom	6.8%
Brazil	5.8%
Japan	5.7%
Australia	3.5%
Mexico	3.1%
Germany	2.9%
India	2.8%
Chile	2.8%
France	2.7%
Netherlands	2.7%
Spain	2.7%
Israel	2.5%
Switzerland	2.1%
Panama	2.0%
Denmark	2.0%
Other countries <2%	8.0%
Other assets	27.6%

The accompanying notes are an integral part of these financial statements.

May 31, 2011     Semi-Annual Report     |    31

Sextant International Fund

Statement of Assets and Liabilities
As of May 31, 2011

Assets
Investments in securities, at value (Cost $101,541,279)	$134,468,815
Cash	50,872,552
Dividends receivable	459,853
Receivable for Fund shares sold	122,695
Total assets		185,923,915
Liabilities
Payable for Fund shares redeemed	145,425
Payable to affiliates	97,127
Accrued distribution fee	38,785
Accrued expenses	32,734
Total liabilities		314,071
Net assets		$185,609,844

Analysis of net assets
Paid-in capital (unlimited shares authorized, without par value)	$151,804,929
Unrealized net appreciation on investments	32,927,536
Accumulated net realized gain on investments	25,597
Undistributed net investment income	851,782
Net assets applicable to Fund shares outstanding		$185,609,844

Fund shares outstanding		11,539,484

Net asset value, offering and redemption price per share		$16.08

Statement of Operations
Period ended May 31, 2011

Investment income
Dividends (net foreign tax of $229,584)	$1,606,959
Interest income	2,597
Gross investment income		1,609,556
Expenses
Investment adviser fees	472,743
Distribution fees	218,870
Audit fees	22,839
Printing and postage	19,042
Trustee fees	11,310
Filing and registration fees	10,702
Chief Compliance Officer expenses	8,792
Other expenses	6,507
Custodian fees	3,342
Retirement plan custodial fees	2,929
Legal fees	1,987
Total gross expenses	779,063
Less custodian fee credits	(3,342)
Net expenses		775,721
Net investment income		$833,835

Net realized gain from investments and foreign currency		$25,489
Net increase in unrealized appreciation on investments		10,147,799
Net gain on investments		$10,173,288

Net increase in net assets resulting from operations		$11,007,123

The accompanying notes are an integral part of these financial statements.

32     |     May 31, 2011     Semi-Annual Report

Sextant International Fund

Statements of Changes in Net Assets	Period ended May 31, 2011	Year ended Nov. 30, 2010
Increase in net assets from operations:
From operations
Net investment income	$833,835	$600,368
Net realized gain on investments	25,489	1,594,850
Net increase in unrealized appreciation	10,147,799	6,930,644
Net increase in net assets	11,007,123	9,125,862
Distributions to shareholders from
Net investment income	-	(585,559)
Capital gains distribution	-	(1,227,888)
Total distributions	-	(1,813,447)
Capital share transactions
Proceeds from sales of shares	54,335,722	78,011,156
Value of shares issued in reinvestment of dividends	-	1,802,654
Early redemption fees retained	32,759	23,972
Cost of shares redeemed	(30,553,610)	(32,246,915)
Net increase in net assets	23,814,871	47,590,867
Total increase in net assets	34,821,994	54,903,282

Net assets
Beginning of period	150,787,850	95,884,568
End of period	185,609,844	150,787,850
Undistributed net investment income	$851,782	$17,947

Shares of the Fund sold and redeemed
Number of shares sold	3,435,216	5,343,193
Number of shares issued in reinvestment of dividends	-	120,017
Number of shares redeemed	(1,930,719)	(2,264,418)
Net increase in number of shares outstanding	1,504,497	3,198,792

Financial Highlights
Selected data per share of outstanding capital stock throughout each period:	Period ended	For year ended November 30,
	May 31, 2011	2010	2009	2008	2007	2006
Net asset value at beginning of period	$15.03	$14.03	$11.32	$16.11	$13.56	$11.22
Income from investment operations
Net investment income	0.07	0.06	0.02	0.03	0.04	0.11
Net gains (losses) on securities (both realized and unrealized)	0.98	1.12	2.72	(4.79)	2.93	2.34
Total from investment operations	1.05	1.18	2.74	(4.76)	2.97	2.45
Less distributions
Dividends (from net investment income)	-	(0.06)	(0.03)	(0.03)	(0.03)	(0.11)
Distributions (from capital gains)	-	(0.12)	-	-	(0.39)	-
Total distributions	-	(0.18)	(0.03)	(0.03)	(0.42)	(0.11)
Paid-in capital from early redemption fees	0.00¹	0.00¹	0.00¹	0.00¹	0.00¹	0.00¹

Net asset value at end of period	$16.08	$15.03	$14.03	$11.32	$16.11	$13.56

Total return	6.99%	8.43%	24.22%	(29.56)%	21.90%	21.85%

Ratios / supplemental data
Net assets ($000), end of period	$185,610	$150,788	$95,885	$21,497	$13,854	$9,266
Ratio of expenses to average net assets
Before custodian fee credits	0.44%	1.03%	1.14%	1.43%	1.50%	1.09%
After custodian fee credits	0.44%	1.03%	1.13%	1.42%	1.47%	1.02%
Ratio of net investment income after custodian fee credits to average net assets	0.47%	0.51%	0.27%	0.40%	0.30%	0.94%
Portfolio turnover rate	3%	2%	2%	10%	8%	9%
¹Amount is less than $0.01

The accompanying notes are an integral part of these financial statements.

May 31, 2011     Semi-Annual Report     |    33

Notes To Financial Statements

NOTE 1 — Organization

Saturna Investment Trust (the "Trust") was established under Washington State Law as a business trust on February 20, 1987. The Trust is registered as a no-load, open-end, diversified series management investment company under the Investment Company Act of 1940, as amended. Six portfolio series have been created to date: Sextant Short-Term Bond Fund, Sextant Bond Income Fund, Sextant Core Fund, Sextant Growth Fund, Sextant International Fund (the "Funds"), and Idaho Tax-Exempt Fund, which is offered through a separate prospectus and the results of which are contained in a separate report.

Sextant Growth (previously known as Idaho Limited Maturity Tax-Exempt Fund until October 12, 1990, then Northwest Growth Fund until September 28, 1995, when the investment objective of only Northwest stocks was changed) commenced operations as an equity fund on December 30, 1990. Sextant International and Sextant Short-Term Bond began operations September 28, 1995. Sextant Bond Income Fund (previously known as Washington Tax-Exempt Fund until September 28, 1995, when the investment objective of only Washington State Municipal Bonds was changed) began operations on March 2, 1993. Sextant Core Fund commenced operations March 30, 2007.

The investment objective of the Growth and International Funds is long-term capital growth. The investment objectives of the Core Fund are long-term capital appreciation and preservation. The investment objective of the Bond Income and Short-Term Bond Funds is current income, with Short-Term Bond having the additional objective of capital preservation.

NOTE 2 — Unaudited Information

The information in this interim report has not been subjected to independent audit.

NOTE 3 — Significant Accounting Policies

The following is a summary of the significant accounting policies, in conformity with accounting principles generally accepted in the United States of America, which are consistently followed by the Funds in preparation of their financial statements.

Security valuation:
Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at latest bid price.

Fixed-income debt instruments, such as commercial paper, bankers' acceptances and U.S. Treasury Bills, with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Foreign markets may close before the time as of which the Funds' share prices are determined. Because of this, events occurring after the close and before the determination of the Funds' share prices may have a material effect on the values of some or all of the Funds' foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-U.S. securities.

In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees.

Security transactions are recorded on trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.

Foreign currency:
Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Share valuation:
The net asset value ("NAV") per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds' shares are not priced or traded on days the NYSE is closed. The NAV is the offering and redemption price per share.

The Trustees have adopted certain policies and procedures with respect to frequent trading of Fund shares. The Funds are intended for long-term investment and do not permit rapid trading of their shares. To discourage speculation, shares held less than ninety calendar days, including those held in omnibus accounts at intermediaries, may be assessed a 2% early redemption fee (payable to the Fund) when redeemed. These fees are deducted from the redemption proceeds otherwise payable to the shareowner and retained by the Funds as paid-in capital and included in the daily NAV calculation. The Funds cannot always identify all intermediaries, or detect or prevent trading that violates the Frequent Trading Policy through intermediaries or omnibus accounts.

Fair value measurements:
The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 — Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet

34     |     May 31, 2011    Semi-Annual Report

Notes To Financial Statements (continued)

established in the market place, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2011 in valuing the Funds' investments carried at value:

Funds	Total	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Short-Term Bond
Certificate of Deposit	$238,004	$-	$238,004	$-
Corporate Bonds	$3,583,574	$-	$3,583,574	$-
U.S. Government	$357,656	$-	$357,656	$-
Foreign Government Bonds	$478,936	$-	$478,936	$-
Municipal Bonds	$835,803	$-	$738,047	$97,756
Total Assets	$5,493,973	$-	$5,396,217	$97,756

	Short-Term Bond Level 3 Roll-Forward Municipal Securities
	Beginning balance			$98,080
	Total unrealized gains or losses			$(324)
	Purchases			$-
	Maturity			$-
	Transfers in and/or out of level 3			$-
	Ending Balance			$97,756

Bond Income
Corporate Bonds	$2,697,428	$-	$2,697,428	$-
Foreign Government Bonds	$228,973	$-	$228,973	$-
Municipal Bonds	$2,210,165	$-	$2,210,165	$-
Total Assets	$5,136,566	$-	$5,136,566	$-

Core Fund
Common Stocks	$3,371,124	$3,371,124	$-	$-
Corporate Bonds	$1,228,872	$-	$1,228,872	$-
U.S. Government Agency Bonds	$99,867	$-	$99,867	$-
Municipal Bonds	$201,097	$-	$201,097	$-
Total Assets	$4,900,960	$3,371,124	$1,529,836	$-

Funds	Total	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Growth Fund
Common Stocks	$25,568,298	$25,568,298	$-	$-
Total Assets	$25,568,298	$25,568,298	$-	$-

International Fund
Common Stocks	$134,468,815	$134,468,815	$-	$-
Total Assets	$134,468,815	$134,468,815	$-	$-

During the period ended May 31, 2011, no Fund had transfers between Level 1 and Level 2.

New accounting pronouncement:
In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 amends FASB Acounting Standards Codification ("ASC") Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales issuances and settlements of Level 3 securities on a gross basis rather than a net basis as currently required. Management is currently evaluating the impact ASU No. 2010-06 will have on the Funds' financial statement disclosures.

In May 2011, FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements" in GAAP and the International Financial Reporting Standards ("IFRSs"). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Funds' financial statements.

Odd Lots:
The bid-side valuations provided by the independent pricing service are for institutional "round-lot" holdings ("Round Lots"). Round Lots consist of 100 bonds (approximately $100,000 each). Some of a Fund's holdings may consist of less than a Round Lot and are considered "Odd Lots." Odd Lot municipal bonds trade at a discount to Round Lots municipal bonds to compensate for the effect of the fixed costs associated with any trade. To reflect this discount, the Fund applies a discount to the valuation of Odd Lot municipal bonds holdings as shown in the following chart.

Total Face Value	Adjustment to Price
Under 10,000	-0.750%
10,000-24,999	-0.625%
25,000-49,999	-0.500%
50,000-74,999	-0.375%
75,000-99,999	-0.250%
100,000 and up	none

May 31, 2011     Semi-Annual Report     |     35

Notes To Financial Statements (continued)

Derivative instruments and hedging activities:
The Funds have adopted the financial accounting reporting rules regulations that require enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

During the period ended May 31, 2011, the Funds did not hold any derivative instruments.

Investment concentration:
The Funds may have deposits of cash with the custodian from time to time for one or more reasons. "Other assets (net of liabilities)" in the Funds' Schedules of Investments primarily represents cash on deposit with the custodian. Cash on deposit will vary widely over time. Accounting standards identify these items as a concentration of credit risk, requiring disclosure regardless of the degree of risk. The risk is managed by financial analysis and review of the custodian's operations, resources, and protections available to the Trust. This periodic process includes evaluation of other financial institutions providing investment company custody services.

Federal income taxes:
The Funds intend to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareowners sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is "more likely than not" to be sustained assuming examination by tax authorities. Management has analyzed the Funds' tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2008 — 2010), or expected to be taken in the Funds' 2010 tax returns. The Funds identify their major tax jurisdiction as U.S. federal and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Reclassification of capital accounts:

Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share:

	Short-Term Bond	Bond Income
Undistributed net investment income	$ -	$ -
Accumulated gains (losses)	-	-
Paid-in capital	$ -	$ -

Core
Undistributed net investment income	$ 3
Accumulated gains (losses)	(3)
Paid-in capital	$ -

	Growth	International
Undistributed net investment income	$ -	$3,138
Accumulated gains (losses)	-	(699)
Paid-in capital	$ -	$(2,439)

These reclassifications were due to expiration of capital loss carry forwards, return of capital distributions, non-deductible excise tax, and the tax treatment of distributions of short-term gains.

Distributions to shareowners:
 For the Sextant Short-Term Bond Fund and Sextant Bond Income Fund, dividends to shareowners from net investment income are paid daily and distributed on the last business day of each month. For the Sextant Core Fund, Sextant Growth Fund, and Sextant International Fund, dividends to shareholders from net investment income are payable at the end of each November.

Distributions of capital gains, if any, are made at least annually, and as required to comply with federal excise tax requirements. Distributions to shareowners are determined in accordance with income tax regulations, and are recorded on the ex-dividend date. Dividends are paid in shares of the Funds, at the net asset value on the payable date. Shareowners may elect to take dividends in cash.

Use of estimates:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Other:
Interest income is recognized on an accrual basis. Premiums on securities purchased are amortized and discounts are accreted over the lives of the respective securities. Cash dividends from equity securities are recorded as income on the ex-dividend date.

NOTE 4 — Transactions with Affiliated Persons

Under a contract approved annually by Sextant's independent trustees, Saturna Capital Corporation provides investment advisory services and certain other administrative and distribution services required to conduct Trust business. Expenses incurred by the Trust on behalf of the Funds (e.g., professional fees) are allocated to the Funds on the basis of relative daily average net assets. For such services, each of the Funds pays the Adviser a base Investment Advisory and Administrative Services Fee of .60% of average net assets per annum, payable monthly. The Adviser has agreed to certain limits on expenses, as described below.

The base Advisory Fee is subject to adjustment up or down depending on the investment performance of the Fund relative to a specified index.

Performance Adjustment for Sextant Short-Term Bond Fund and Sextant Bond Income Fund:

  For each month in which either of these Funds' total investment return (change in net asset value plus all distributions reinvested) for the one year period through that month outperforms or underperforms the total return of a specified index for that period by 1% or more but less than 2%, the Base Fee is increased or decreased by the annual rate of .10% of the Fund's average daily net assets for the preceding year.
  If the outperformance or underperformance is 2% or more, then the adjustment is at the annual rate of .20%.

Performance adjustment for Sextant Core Fund, Sextant Growth Fund, and Sextant International Fund:

  For each month in which these Funds' total investment returns (change in net asset value plus all distributions reinvested) for the one year period through that month outperforms or underperforms the total return of a specified index for

36     |     May 31, 2011    Semi-Annual Report

Notes To Financial Statements (continued)

that period by 1% or more but less than 2%, the Base Fee is increased or decreased by the annual rate of .10% of the Fund's average daily net assets for the preceding year.

  If the outperformance or underperformance is 2% or more but less than 4%, then the adjustment is at the annual rate of .20%.
  If the outperformance or underperformance is 4% or more, the adjustment is at an annual rate of .30%.

Saturna Capital has voluntarily undertaken to limit expenses of Sextant Short-Term Bond Fund to 0.75%, and Sextant Bond Income Fund to 0.90%, through March 31, 2012. It waives its investment advisory and administrative fee to Sextant Short-Term Bond Fund and Sextant Bond Income Fund completely should assets of such Fund be less than $2 million. For the period ended May 31, 2011, the advisory fees incurred were as follows:

	Adviser Fees	Adviser Fees Waived	Expense Reimbursement
Short-Term Bond	$15,562	$(15,562)	$(1,491)
Bond Income	13,437	(8,620)	-
Core	12,561	N/A	N/A
Growth	46,335	N/A	N/A
International	$472,743	N/A	N/A

In accordance with the expense waiver noted above, for the period ended May 31, 2011, Saturna Capital waived a portion of the advisory fees of the Sextant Short-Term Bond Fund and Sextant Bond Income Fund. The adviser cannot recoup previously waived fees.

Saturna Brokerage Services, Inc. ("SBS"), a discount brokerage and subsidiary of Saturna Capital Corporation, is registered as a broker-dealer and acts as distributor. The Trust has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act. The plan provides that the Funds will pay a fee to SBS at an annual rate of .25% of the average net assets of the Funds. During the period ended May 31, 2011, the Trust paid SBS the following amounts:

12b-1 Fees
Short-Term Bond	$6,820
Bond Income	6,630
Core	6,936
Growth	32,499
International	$218,870

For the period ended May 31, 2011, Saturna Capital spent $67,000 from additional resources of its own, and not as an expense of the Funds, to compensate broker-dealers or other financial intermediaries, or their affiliates, in connection with the sale, distribution, retention, and/or servicing of Fund shares. To the extent that these resources are derived from advisory fees paid by the Funds, these payments could be considered "revenue sharing." Any such payments will not change the net asset value or the price of a Fund's shares.

SBS is the primary broker used to effect portfolio transactions for the Trust. SBS currently executes portfolio transactions for the Trust for free (no commissions). Should any change occur in this policy, shareowners would be notified. Transactions effected through other brokers may be subject to a commission payable to that broker.

Saturna Trust Company ("STC"), a subsidiary of Saturna Capital, acts as retirement plan custodian for Fund shareowners. For the period ended May 31, 2011, the Funds incurred the following amounts:

Retirement plan custodial fees
Short-Term Bond	$2,178
Bond Income	748
Core	609
Growth	3,119
International	$2,929

Nicholas Kaiser serves as a trustee and president of the Trust. Also a director and the chairman of Saturna Capital, he is not compensated by the Trust. For the period ended May 31, 2011, the Trust incurred compensation expenses of $15,000 for the Independent Trustees.

The officers are paid by Saturna Capital, and not the Trust, except for Mr. James D. Winship, who is partially compensated by the Trust. Regulations require the Trust to designate a Chief Compliance Officer; Mr. James Winship was retained by the Trust during the period ended May 31, 2011. For this period, the Short-Term Bond, Bond Income, Core, Growth, and International incurred $353; $358; $453; $1,364; and $8,792 of expense, respectively, for the Chief Compliance Officer.

On May 31, 2011, the trustees, officers, and their affiliates as a group owned 23.8%, 26.1%, 43.6%, 8.7% and 1.6% of the outstanding shares of Short-Term Bond, Bond Income, Core, Growth, and International Funds, respectively.

NOTE 5 — Distributions to Shareowners

The tax characteristics of distributions paid during the period ended May 31, 2011, and the fiscal year ended November 30, 2010, were as follows:

	Period ended May 31, 2011	Year ended Nov. 30, 2010
Short-Term Bond Fund
Ordinary income	$52,471	$113,515
Bond Income Fund
Ordinary income	105,465	184,745
Core Fund
Ordinary income	-	81,285
Growth Fund
Ordinary income	-	65,917
International Fund
Ordinary income	-	585,559
Long-Term Capital Gain¹	$-	$1,227,888

¹Long-term capital gain dividend designated pursuant to Section 852(b)(3) of the Internal Revenue Code.

NOTE 6 — Federal Income Taxes

The cost basis of investments for federal income tax purposes at May 31, 2011 was as follows:

	Short-Term Bond	Bond Income
Cost of investments	$5,362,837	$4,856,262
Gross tax unrealized appreciation	131,136	286,522
Gross tax unrealized depreciation	-	6,218
Net tax unrealized appreciation	$131,136	$280,304

May 31, 2011     Semi-Annual Report     |     37

Notes To Financial Statements (continued)

Core
Cost of investments	$4,345,132
Gross tax unrealized appreciation	765,781
Gross tax unrealized depreciation	209,953
Net tax unrealized appreciation	$555,828

	Growth	International
Cost of investments	$16,398,871	$101,541,279
Gross tax unrealized appreciation	9,715,078	35,999,582
Gross tax unrealized depreciation	545,651	3,072,046
Net tax unrealized appreciation	$9,169,427	$32,927,536

As of November 30, 2010, components of distributable earnings on a tax basis were as follows:

	Short-Term Bond	Bond Income
Net tax unrealized appreciation	$136,310	$254,129
Undistributed ordinary income	1,373	-
Accumulated net realized loss	(24,228)	(67,631)
Total distributable loss	(22,855)	(67,631)
Total accumulated earnings	$113,455	$186,498

Core
Net tax unrealized appreciation	$108,873
Undistributed ordinary income	250
Accumulated net realized loss	(149,657)
Total distributable loss	(149,407)
Total accumulated loss	$(40,534)

	Growth	International
Net tax unrealized appreciation	$6,122,467	$22,779,737
Undistributed ordinary income	2,087	17,947
Accumulated net realized gain	15,110	108
Total distributable earnings	17,197	18,055
Total accumulated earnings	$6,139,664	$22,797,792

At November 30, 2010, the Funds had capital loss carryforwards as follows, subject to regulation:

Carryforward	Expiration
Short-Term Bond
$3,074	2013
10,899	2014
10,255	2016
$24,228

Bond Income
$13,440	2014
4,203	2015
29,521	2016
20,467	2017
$67,631

Carryforward	Expiration
Core
$74,883	2016
62,995	2017
11,779	2018
$149,657

Prior to their expiration, such loss carryforwards may be used to offset future net capital gains realized for federal income tax purposes.

NOTE 7 — Investments

Investment transactions other than short-term investments for the period ended May 31, 2011, were as follows:

	Purchases	Sales
Short-Term Bond	$1,126,780	$348,275
Bond Income	672,880	436,581
Core	119,889	660,094
Growth	2,499,542	1,372,380
International	$35,648,822	$3,881,801

NOTE 8 — Custodian

Under agreements in place with the Trust's custodian, BNY Mellon, custody fees are reduced by credits for cash balances. Such reductions for the period ended May 31, 2011, were as follows:

Custodian Fee Credits
Short-Term Bond	$125
Bond Income	$125
Core	$128
Growth	$622
International	$3,342

NOTE 9 — Subsequent Events

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions during the period that materially impacted the amounts or disclosures in the Funds' financial statements.

38     |     May 31, 2011    Semi-Annual Report

Expenses

All mutual funds have operating expenses. As a Sextant Fund shareowner, you incur ongoing costs, including management fees, distribution (or service) 12b-1 fees, and other fund expenses such as shareowner reports (like this one). Operating expenses, which are deducted from a fund's gross earnings, directly reduce the investment return of a fund. All mutual funds (unlike some other financial investments) only report their results after deduction of operating expenses.

With the Sextant Funds, unlike many other mutual funds, you do not incur sales charges (loads) on purchase payments, reinvested dividends, or other distributions. You do not incur redemption fees, exchange fees, or fees related to Saturna Individual Retirement Accounts. However, to discourage speculation, you may incur a 2% redemption fee for shares held less than 90 calendar days. You may incur fees related to extra services requested by you for your account, such as a checkbook to use for redemptions or bank wires. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Examples
The following example is based on an investment of $1,000 invested at the beginning of the semi-annual period and held for six months (December 1, 2010, to May 31, 2011).

Actual Expenses
The first line for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you have invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The Funds also charge for extra services rendered on request, which you may need to add to determine your total expenses, for example $10 per checkbook, $25 per domestic bank wire, $35 per international bank wire, or overnight courier delivery charges.

Hypothetical Example For Comparison Purposes
The second line for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio (based on the last six months) and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareowner reports of other mutual funds. You may wish to add other fees that are not included in the expenses shown in the table, such as IRA fees (there are no fees on Saturna Capital IRAs, ESAs or HSAs with the Sextant Funds), and charges for extra services such as check writing and bank wires.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees (note that the Sextant Funds do not have any such transactional costs). Therefore, the "Hypothetical" line of each fund is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.

	Beginning Account Value [December 1, 2010]	Ending Account Value [May 31, 2011]	Expenses Paid During Period¹	Annualized Expense Ratio
Short-Term Bond Fund
Actual	$1,000	$1,007.70	$3.80	0.76%
Hypothetical (5% return before expenses)	$1,000	$1,021.14	$3.83	0.76%

Bond Income Fund
Actual	$1,000	$1,028.00	$4.55	0.90%
Hypothetical (5% return before expenses)	$1,000	$1,020.44	$4.53	0.90%

Core Fund
Actual	$1,000	$1,092.50	$5.84	1.12%
Hypothetical (5% return before expenses)	$1,000	$1,019.35	$5.64	1.12%

Growth Fund
Actual	$1,000	$1,124.90	$4.34	0.82%
Hypothetical (5% return before expenses)	$1,000	$1,020.84	$4.13	0.82%

International Fund
Actual	$1,000	$1,069.90	$4.54	0.88%
Hypothetical (5% return before expenses)	$1,000	$1,020.54	$4.43	0.88%

¹ Expenses are equal to the annualized expense ratio indicated above (based on the most recent semi-annual period of December 1, 2010, through May 31, 2011), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

May 31, 2011     Semi-Annual Report     |     39

Availability of Portfolio Information

  The Sextant Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.
  The Funds' Forms N-Q are available on the SEC's website at www.sec.gov, and at www.sextantmutualfunds.com.
  The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
  The Funds make a complete schedule of portfolio holdings after the end of each month available to investors at www.sextantmutualfunds.com.

Availability of Proxy Voting Information

  A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (a) without charge, upon request, by calling Saturna Capital at 1-800-728-8762; (b) on the Funds' website at www. sextantmutualfunds.com; and (c) on the SEC's website at www.sec.gov.
  Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (a) without charge, upon request, by calling Saturna Capital at 1-800-728-8762; (b) on the Funds' website at www.sextantmutualfunds.com; and (c) on the SEC's website at www.sec.gov.

Privacy Statement

At Saturna Capital, we understand the importance of maintaining the privacy of your financial information. We want to assure you that we protect the confidentiality of any personal information that you share with us. In addition, we do not sell information about our current or former customers.

In the course of our relationship, we gather certain nonpublic information about you, including your name, address, investment choices, and account information. We do not disclose your information to unaffiliated third parties unless it is necessary to process a transaction; service your account; deliver your account statements, shareholder reports and other information; or as required by law. When we disclose information to unaffiliated third parties, we require a contract to restrict the companies' use of customer information and from sharing or using it for any purposes other than performing the services for which they were required.

We may share information within the Saturna Capital family of companies in the course of informing you about products or services that may address your investing needs.

We maintain our own technology resources to minimize the need for any third party services, and restrict access to information within Saturna. We maintain physical, electronic, and procedural safeguards to guard your personal information. If you have any questions or concerns about the security or privacy of your information please call us at 1-800/SATURNA (1-800-728-8762)

Householding Policy

To reduce expenses, we may mail only one copy of the Funds' prospectus, each annual and semi-annual report, and proxy statements when necessary, to those addresses shared by two or more accounts. If you wish to receive individual and/or more copies of these documents, please call us at 1-800/SATURNA or write to us at Saturna Capital/Sextant Mutual Funds, P.O. Box N, Bellingham, WA 98227. We will begin sending you individual copies 30 days after receiving your request.

If you are currently receiving multiple copies and wish to receive only one copy, please call us at 1-800/SATURNA or write to us at Saturna Capital/Sextant Mutual Funds, P.O. Box N, Bellingham, WA 98227. We will begin sending you a single copy with subsequent report mailings.

www.sextantmutualfunds.com

(graphic omitted) Saturna Capital 1300 North State Street Bellingham, WA 98225 www.saturna.com 800/SATURNA	This report is issued for the information of the shareowners of the Funds. It is not authorized for distribution to prospective investors unless it is accompanied or preceded by an effective prospectus or summary prospectus relating to the securities of the Funds. The Sextant Funds are series of Saturna Investment Trust.

Saturna Brokerage Services, Distributor

Idaho Tax-Exempt Fund

Semi-Annual Report

May 31, 2011

This report is issued for the information of the shareowners of the Idaho Tax-Exempt Fund. It is not authorized for distribution to prospective investors unless it is accompanied or preceded by an effective prospectus or summary prospectus relating to the securities of the Fund, a series of Saturna Investment Trust.

Performance Summary:

Average Annual Returns as of June 30, 2011:
	10 Years	5 Years	3 Years	1 Year	Expense Ratio¹
Idaho Tax-Exempt Fund	4.01%	4.34%	4.75%	3.07%	0.74%
S&P Idaho Municipal Bond Index	5.40%	4.83%	5.71%	4.19%	N/A

Morningstar™ Ratings²
"Muni Single State Long" Category	Overall	10 Year	5 Years	3 Years	1 Year
Morningstar Rating™	* * * *	* * *	* * * *	* * * *	n/a
% Rank in category	n/a	59	16	25	23
Funds in category	325	276	298	325	336

Performance data quoted in this report represents past performance, is before any taxes payable by shareowners, and is no guarantee of future results. Current performance may be higher or lower than that stated herein. Performance current to the most recent month-end is available by calling toll-free (800) SATURNA or visiting www.idahotaxexemptfund.com. Average annual total returns are historical and include change in share value as well as reinvestment of dividends and capital gains, if any, and do not include the potential deduction of a 2% redemption fee on shares held less than 90 calendar days. Share price, yield, and return will vary and you may have a gain or loss when you sell your shares.

¹ By regulation, the expense ratio shown in this table is as of the Fund's most recent prospectus which is dated March 25, 2011, and incorporates results for the fiscal year ended November 30, 2010. The ratio presented in this table differs from expense ratios shown elsewhere in this report as they represent different periods. Also by regulation, the performance in this table represents the most recent quarter-end performance rather than performance through the Funds' most recent fiscal period (shown on page 4).

² Source: Morningstar June 30, 2011. Morningstar, Inc. is an independent fund performance monitor. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating™ based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% receive 1 star. The Overall Morningstar Rating for a fund is derived from a weighted average of performance figures associated with its 3, 5, and 10 year (if applicable) Morningstar Rating metrics.

% Rank in Category: This is the fund's total-return percentile rank for the specified time period relative to all funds that have the same Morningstar category. The highest (or most favorable) percentile rank is 1 and the lowest (or least favorable) percentile rank is 100. The top-performing fund in a category will always receive a rank of 1. Percentile ranks within categories are most useful in those categories that have a large number of funds.

Please consider an investment's objectives, risks, charges, and expenses carefully before investing. To obtain the Fund's prospectus or summary prospectus which contains this and other important information, please visit www.idahotaxexemptfund.com or call toll free 1-800/SATURNA. Please read the prospectus or summary prospectus carefully before investing.

2     |     May 31, 2011     Semi- Annual Report

(graphic omitted)

Fellow Shareowners:

For the six months ended May 31, 2011, Idaho Tax-Exempt Fund returned 2.06%. For the twelve months ended May 31, 2011, the Fund returned 3.46%. At May 31, 2011, the net asset value per share was $5.45 up $0.02 for the period.

Since November 30, 2010, the Fund's outstanding shares decreased 0.4% to 2.79 million. Net assets declined 0.1% to $15.2 million.

Idaho's seasonally adjusted unemployment rate remained below the U.S. unemployment rate from October 2001 to December 2010. Today, Idaho's rate is above the national average and the highest in the Pacific Northwest. Despite recent declines in regional unemployment rates over the last year, Idaho's unemployment rose from 9.2% to 9.4%. Idaho job creation is lagging the nation.

Idaho's recession has exposed the quality of Idaho's underlying credit. On March 31, 2011, Standard & Poors upgraded Idaho to an AA+ rating based on the strength of Idaho's annual budgeting results and funding for long-term health care and pension liabilities. Despite periods of significant volatility in other fixed income asset classes over the last six months, Idaho Tax Exempt Fund's price volatility was subdued, remaining in a four percent range from high to low.

Looking ahead, deleveraging will continue to limit economic growth. U.S. growth and inflation will remain modest. Monetary policy will remain accommodative. Idaho's conservative fiscal credentials will persist. Personal income in Idaho hit an annualized record of $52.3 billion in the first quarter of 2011, led by increases in farming and returns on investments.

We expect Idaho's credit quality to remain solid at the state and local levels.

For those seeking a conservative investment vehicle, the Idaho Tax-Exempt Fund offers a diversified portfolio of high-grade, 100% Idaho issues that provide income exempt from federal income and alternative minimum taxes as well as Idaho state income tax. Idaho municipal bonds should continue to offer real returns for risk-averse, income-oriented investors.

We invite you to review the advantages of the Idaho Tax-Exempt Fund, and we welcome your suggestions. Only with your help can we be certain that we are meeting our primary objective — fulfilling your investment needs.

Respectfully,

July 8, 2011

(graphic omitted)
Nicholas Kaiser,
President

(graphic omitted)
Phelps McIlvaine,
Vice President, Portfolio Manager

Semi- Annual Report     May 31, 2011     |     3

Performance Summary

Average Annual Returns as of May 31, 2011
	10 Years	5 Years	1 Year	Expense Ratio1
Idaho Tax-Exempt Fund	4.12%	4.30%	3.46%	0.74%
S&P Idaho Municipal Bond Index	5.43%	4.69%	3.76%	N/A

Growth of $10,000

Comparison of any mutual fund to a market index must be made bearing in mind that the Index is unmanaged, and expense-free. Conversely, the fund will (1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other costs, (4) stand ready to buy and sell its securities to shareowners on a daily basis; and (5) provide a wide range of services. The graph compares $10,000 invested in the Fund on May 31, 2001 to an identical amount invested in the Standard & Poor's Idaho Municipal Bond Index, which reflects the types of securities in which the Fund invests. The graph shows that an investment in the Fund would have risen to $14,968 versus $16,972 in the S&P Idaho Municipal Bond Index.
Past performance does not guarantee future results. The "Growth of $10,000" graph and "Average Annual Returns" performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares, nor do they reflect the potential deduction of a 2% redemption fee on shares held less than 90 calendar days.

¹ By regulation, the expense ratio shown in this table is as of the Fund's most recent prospectus which is dated March 25, 2011, and incorporates results for the fiscal year ended November 30, 2010. The ratio presented in this table differs from expense ratios shown elsewhere in this report as they represent different periods.

Fund Objective

Idaho Tax-Exempt Fund seeks to provide income free from federal income, federal alternative minimum, and Idaho state income taxes, with a secondary objective of capital preservation.

Industry Allocation	Top Ten Holdings
	% of Fund Assets
Industry weightings are shown as a percentage of net assets.	Ada & Canyon Cos. JSD #3 Kuna 5.00% due 09/15/2019	3.6%
	Madison County SCD #321 Rexburg 4.50% due 08/15/2024	2.8%
	Boise State University Revenue 5.00% due 04/01/2034	2.6%
	Payette County SCD #373 5.00% due 09/15/2024	2.5%
	Owyhee & Elmore Cos. JSD #365 Grand View 4.00% due 08/15/2027	2.5%
	Pocatello ID Water Revenue 4.75% due 02/01/2026	2.4%
	Canyon County SCD #139 Vallivue 4.35% due 09/15/2025	2.4%
	Canyon County SCD #131 Nampa 4.75% due 08/15/2019	2.3%
	Valley & Adams Cos. JSD #421 McCall 4.50% due 08/01/2024	2.0%
	Bingham County SCD #55 Blackfoot 4.65% due 08/01/2017	2.0%

4     |     May 31, 2011     Semi- Annual Report

Schedule of Investments
Tax-Exempt Municipal Bonds
Issuer	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets
Electric Power
Idaho Falls Electric Revenue	6.75% due 04/01/2019	$120,000	$133,969	0.9%

Financial Services
Boise City General Fund Revenue Series A	5.20% due 12/01/2017	160,000	162,898	1.1%
Boise City General Fund Revenue Series A	5.25% due 12/01/2018	100,000	101,745	0.7%
Idaho Bond Bank Authority¹	4.00% due 09/15/2019	90,000	97,897	0.6%
		350,000	362,540	2.4%

General Obligation
Ada & Canyon Cos. JSD #2 Meridian	5.00% due 08/15/2020	165,000	182,804	1.2%
Ada & Canyon Cos. JSD #2 Meridian	5.00% due 08/15/2021	155,000	171,069	1.1%
Ada & Canyon Cos. JSD #2 Meridian¹	5.50% due 07/30/2015	50,000	58,175	0.4%
Ada & Canyon Cos. JSD #3 Kuna	5.00% due 09/15/2019	500,000	551,900	3.6%
Adams & Washington Cos. JSD #432	4.00% due 08/15/2019	100,000	107,639	0.7%
Bingham County SCD #52 Snake HS	4.00% due 09/01/2020	250,000	273,660	1.8%
Bingham County SCD #52 Snake HS	4.00% due 09/01/2027	200,000	204,668	1.4%
Bingham County SCD #55 Blackfoot	4.65% due 08/01/2017	285,000	299,598	2.0%
Blaine County ID Series A	4.05% due 08/01/2023	150,000	157,932	1.0%
Bonneville & Bingham Cos. JSD #93	4.50% due 09/15/2016	150,000	168,599	1.1%
Boundary County SCD #101	4.00%due 08/15/2021	240,000	255,295	1.7%
Canyon County SCD #131 Nampa	4.75% due 08/15/2019	325,000	346,528	2.3%
Canyon County SCD #131 Nampa	5.00% due 08/15/2023	105,000	111,730	0.7%
Canyon County SCD #134 Middleton	4.65% due 07/31/2016	170,000	185,337	1.2%
Canyon County SCD #139 Vallivue	4.35% due 09/15/2025	350,000	358,446	2.4%
Fremont & Madison Cos. JSD #215	4.00% due 08/15/2019	200,000	219,820	1.4%
Fremont & Madison Cos. JSD #215	4.125% due 09/01/2024	130,000	137,195	0.9%
Jefferson & Madison Cos. SCD #251 Rigby	4.25% due 09/01/2024	100,000	106,320	0.7%
Jerome, Lincoln, & Gooding Cos. JSD #261	3.75% due 09/15/2018	125,000	134,869	0.9%
Jerome, Lincoln, & Gooding Cos. JSD #261	5.00% due 09/15/2022	250,000	275,275	1.8%
Kootenai-Shoshone Area Libraries	4.25% due 08/01/2021	220,000	231,202	1.5%
Latah, Nez Perce & Clearwater JSD #283	4.50% due 08/15/2027	190,000	201,618	1.3%
Lemhi County	4.20% due 08/01/2015	100,000	103,408	0.7%
Madison County SCD #321 Rexburg	4.50% due 08/15/2024	410,000	425,203	2.8%
Madison County SCD #321 Rexburg	4.50% due 08/15/2026	250,000	255,790	1.7%
Meridian Free Library District	5.00% due 08/01/2015	100,000	100,662	0.7%
Minidoka & Jerome Cos. JSD #331	4.375% due 08/15/2024	225,000	230,400	1.5%
Minidoka & Jerome Cos. JSD #331	4.50% due 08/15/2025	160,000	163,563	1.1%
Minidoka & Jerome Cos. JSD #331¹	4.50% due 08/15/2018	75,000	80,338	0.5%
Minidoka & Jerome Cos. JSD #331¹	4.50% due 08/15/2020	75,000	78,638	0.5%
Nampa ID Series B	5.00% due 08/01/2020	200,000	213,350	1.4%
Owyhee & Canyon Cos. JSD #370 Homedale	4.55% due 08/15/2016	160,000	185,363	1.2%
Owyhee & Elmore Cos. JSD #365 Grand View	4.00% due 08/15/2027	350,000	371,962	2.5%
Payette County SCD #373	5.00% due 09/15/2024	350,000	376,505	2.5%
Twin Falls ID SCD 411	4.30% due 09/15/2025	120,000	124,648	0.8%
Valley & Adams Cos. JSD #421 McCall	4.50% due 08/01/2024	290,000	300,658	2.0%
Valley & Adams Cos. JSD #421 McCall	4.50% due 08/01/2022	135,000	141,708	0.9%
		7,410,000	7,891,875	51.9%

Medical/Hospitals
Idaho Health Facility Authority Holy Cross Revenue	5.25% due 12/01/2014	110,000	110,365	0.7%
Idaho Health Facility Authority Holy Cross Revenue	5.00% due 12/01/2022	115,000	115,340	0.8%
Idaho Health Facility Authority Holy Cross Revenue¹	5.00% due 12/01/2028	50,000	49,830	0.3%

Continued on next page.

The accompanying notes are an integral part of these financial statements.

Semi- Annual Report     May 31, 2011     |     5

Schedule of Investments
Tax-Exempt Municipal Bonds
Issuer	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets
Medical/Hospitals (continued)
Idaho Health Facility Authority Revenue	6.00% due 12/01/2023	$200,000	$224,580	1.5%
Idaho Health Facility Authority Revenue Group B	6.25% due 12/01/2033	115,000	125,619	0.8%
		590,000	625,734	4.1%

Municipal Leases
Nez Perce County COP	4.50% due 02/01/2021	150,000	152,541	1.0%

Pollution Control
Caldwell ID Par Lien Sewer Revenue 2010	4.50% due 09/01/2019	100,000	112,583	0.7%
Idaho Bond Bank Authority Revenue Series A	4.30% due 09/01/2022	135,000	139,790	0.9%
Idaho Bond Bank Authority Revenue Series A¹	4.125% due 09/15/2023	75,000	78,334	0.5%
Moscow ID Sewer Revenue	4.45% due 05/01/2028	200,000	206,724	1.3%
		510,000	537,431	3.4%

Real Estate
Idaho Housing & Finance Association	4.80% due 06/01/2017	100,000	104,485	0.7%
Idaho Housing & Finance Association¹	5.00% due 07/15/2027	50,000	52,749	0.3%
Idaho Housing & Finance Association¹	5.65% due 07/02/2028	85,000	87,165	0.6%
Idaho State Building Authority Revenue	4.50% due 09/01/2023	110,000	112,612	0.7%
Post Falls LID SPA	5.00% due 05/01/2021	240,000	224,465	1.5%
		585,000	581,476	3.8%

State Education
Boise State University Revenue	4.50% due 04/01/2027	250,000	257,215	1.7%
Boise State University Revenue	5.00% due 04/01/2034	385,000	396,277	2.6%
Idaho State University Revenue	4.90% due 04/01/2017	150,000	151,958	1.0%
Idaho State University Revenue, Series B	4.625% due 04/01/2024	220,000	227,003	1.5%
University of Idaho Revenue	5.00% due 04/02/2028	225,000	235,948	1.6%
University of Idaho Revenue Series A	5.00% due 04/01/2019	200,000	214,880	1.4%
University of Idaho Revenue Series A	5.00% due 04/01/2020	260,000	277,111	1.8%
		1,690,000	1,760,392	11.6%

Transportation
Idaho Housing & Finance Association	4.60% due 07/15/2023	250,000	264,920	1.7%
Idaho Housing & Finance Association	5.00% due 07/15/2024	200,000	211,534	1.4%
		450,000	476,454	3.1%

Urban Renewal
Boise City Urban Renewal Agency Lease Revenue	5.00% due 08/15/2020	160,000	171,944	1.1%
Boise City Urban Renewal Agency Lease Revenue¹	5.00% due 08/15/2021	90,000	96,126	0.6%
Jerome Urban Renewal District Revenue Series A	5.40% due 09/01/2013	200,000	201,590	1.4%
		450,000	469,660	3.1%

Water Supply
Blackfoot ID COP	5.80% due 09/01/2018	135,000	135,340	0.9%
Idaho Bond Bank Authority Revenue	4.00% due 09/15/2024	100,000	103,079	0.7%
Idaho Bond Bank Authority Revenue	5.00% due 09/15/2026	250,000	264,960	1.7%
Pocatello ID Water Revenue	4.50% due 02/01/2024	100,000	102,482	0.7%
Pocatello ID Water Revenue	4.75% due 02/01/2026	350,000	361,270	2.4%
		935,000	967,131	6.4%

Total investments	(Cost=$13,483,136)	$13,240,000	13,959,203	91.8%
Other assets (net of liabilities)			1,255,949	8.2%
Total net assets (100%)			$15,215,152	100.0%
¹ Fair valued. See page 9

The accompanying notes are an integral part of these financial statements.

6     |     May 31, 2011     Semi- Annual Report

Statement of Assets and Liabilities
As of May 31, 2011

Assets
Investments in securities, at value (Cost $13,483,136)	$13,959,203
Cash	1,105,085
Interest receivable	173,056
Receivable for Fund shares sold	15,200
Insurance reserve premium	801
Total assets		15,253,345
Liabilities
Payable for Fund shares redeemed	11,791
Accrued expenses	10,788
Distributions payable	8,967
Payable to affiliates	6,647
Total liabilities		38,193
Net assets		$15,215,152

Analysis of net assets
Paid-in capital (unlimited shares authorized, without par value)	$14,723,864
Unrealized net appreciation on investments	476,067
Accumulated net realized gain	11,379
Undistributed tax free income	3,842
Net assets applicable to Fund shares outstanding		$15,215,152

Fund shares outstanding		2,794,258

Net asset value, offering, and redemption price per share		$5.45

Statement of Operations
Period ended May 31, 2011

Investment income
Interest income	$294,875
Gross investment income		294,875
Expenses
Investment adviser fees	36,937
Audit fees	2,258
Printing and postage	1,814
Other expenses	1,454
Trustee fees	960
Shareholder servicing	865
Filing and registration fees	846
Chief Compliance Officer expenses	845
Custodian fees	354
Retirement plan custodial fees	37
Legal fees	6
Total gross expenses	46,376
Less custodian fees credits	(354)
Net expenses		46,022
Net investment income		$248,853

Net realized gain from investments		$11,379
Net increase in unrealized appreciation on investments		17,531
Net gain on investments		$28,910

Net increase in net assets resulting from operations		$277,763

Bond Quality Diversification

Based on net assets as of May 31, 2011. Source: Moody's Investors Services. When ratings are not available from Moody's, Standard and Poor's ratings are used as a supplemental source.

The accompanying notes are an integral part of these financial statements.

Semi- Annual Report     May 31, 2011     |     7

Statements of Changes of Net Assets	Period ended May 31, 2011	Year ended Nov. 30, 2010
Increase (decrease) in net assets from operations:
From operations
Net investment income	$248,853	$485,264
Net realized gain on investments	11,379	-
Net increase (decrease) in unrealized appreciation	17,531	(10,068)
Net increase in net assets	277,763	475,196
Distributions to shareholders from
Net investment income	(248,853)	(481,474)
Capital gains distributions	-	(2,357)
Total distributions	(248,853)	(483,831)
Capital share transactions
Proceeds from sales of shares	1,347,740	1,740,420
Value of shares issued in reinvestment of dividends	196,150	375,933
Early redemption fees retained	-	106
Cost of shares redeemed	(1,587,470)	(1,487,732)
Net increase (decrease) in net assets	(43,580)	628,727
Total increase (decrease) in net assets	(14,670)	620,092

Net assets
Beginning of period	15,229,822	14,609,730
End of period	15,215,152	15,229,822

Undistributed tax free income	$3,842	$3,842

Shares of the Fund sold and redeemed
Number of shares sold	252,294	319,277
Number of shares issued in reinvestment of dividends	36,572	68,783
Number of shares redeemed	(300,034)	(271,856)
Net increase (decrease) in number of shares outstanding	(11,168)	116,204

Financial Highlights	Period ended	For Year Ended November 30,
Selected data per share of outstanding capital stock throughout each period:	May 31, 2011	2010	2009	2008	2007	2006
Net asset value at beginning of period	$5.43	$5.43	$4.94	$5.30	$5.32	$5.27
Income from investment operations
Net investment income	0.09	0.17	0.17	0.18	0.18	0.18
Net gains (losses) on securities (both realized & unrealized)	0.02	-	0.49	(0.36)	(0.02)	0.06
Total from investment operations	0.11	0.17	0.66	(0.18)	0.16	0.24
Less distributions
Dividends (from net investment income)	(0.09)	(0.17)	(0.17)	(0.18)	(0.18)	(0.18)
Distributions (from capital gains)	-	0.00¹	-	-	-	(0.01)
Total distributions	(0.09)	(0.17)	(0.17)	(0.18)	(0.18)	(0.19)
Paid-in capital from early redemption fees	-	0.00¹	0.00¹	0.00¹	0.00¹	0.00¹

Net asset value at end of period	$5.45	$5.43	$5.43	$4.94	$5.30	$5.32

Total return	2.06%	3.26%	13.46%	(3.36)%	3.02%	4.66%

Ratios / supplemental data
Net assets ($000), end of period	$15,215	$15,230	$14,610	$11,774	$10,016	$8,783
Ratio of expenses to average net assets
Before custodian credits	0.31%	0.74%	0.85%	0.77%	0.89%	0.87%
After custodian credits	0.31%	0.73%	0.84%	0.76%	0.87%	0.83%
Ratio of net investment income after custodian credits to average net assets	1.68%	3.23%	3.19%	3.51%	3.35%	3.40%
Portfolio turnover rate	0%	2%	3%	7%	6%	24%
¹Amount is less than $0.01

The accompanying notes are an integral part of these financial statements.

8     |     May 31, 2011     Semi- Annual Report

Notes To Financial Statements

Note 1 — Organization

Saturna Investment Trust (the "Trust") was established under Washington State Law as a Business Trust on February 20, 1987. The Trust is registered as a no-load, open-end series investment company under the Investment Company Act of 1940, as amended. Five portfolios have been created to date in addition to Idaho Tax-Exempt Fund (the "Fund"). The other five portfolios are offered through a separate prospectus and the results of those funds are contained in a separate report.

The Idaho Tax-Exempt Fund was first authorized to sell shares of beneficial interest on September 4, 1987. The investment objective of the Fund is to provide income free from federal income, federal alternative minimum, and Idaho state income taxes, with a secondary objective of capital preservation.

Note 2 — Unaudited Information

The information in this interim report has not been subjected to independent audit.

Note 3 — Significant Accounting Policies

The following is a summary of the significant accounting policies, in conformity with accounting principles generally accepted in the United States of America, which are consistently followed by the Fund in preparation of its financial statements.

Security valuation:
Debt securities are valued using bid-side valuations provided by an independent service. The service determines valuations using a matrix. This technique considers such factors as yields or prices of bonds of comparable quality, type of issue, coupon maturity, ratings, trading activity, and general market conditions. In the absence of a valuation from an independent service for a security, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees.

Share valuation:
The net asset value ("NAV") per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund's shares are not priced or traded on days the New York Stock Exchange is closed. The NAV is the offering and redemption price per share.

The Trustees have adopted certain policies and procedures with respect to frequent trading of Fund shares. The Fund is intended for long-term investment and does not permit rapid trading of its shares. To discourage speculation, shares held less than 90 calendar days, including those held in omnibus accounts at intermediaries, may be assessed a 2% early-redemption fee (payable to the Fund) when redeemed. These fees are deducted from the redemption proceeds otherwise payable to the shareowner and retained by the Fund as paid-in capital and included in the daily NAV calculation. The Fund cannot always identify all intermediaries, or detect or prevent trading that violates the Frequent Trading Policy.

Fair value measurements:
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 — Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Semi- Annual Report     May 31, 2011     |     9

Notes To Financial Statements (continued)

The following table is a summary of the inputs used as of May 31, 2011 in valuing the Fund's investments carried at value:

Fair Value Inputs	Total	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Municipal Bonds	$13,959,203	$-	$13,279,951	$679,252
Total Assets	$13,959,203	$-	$13,279,951	$679,252

During the period ended May 31, 2011, Fund had no transfers between Level 1 and Level 2.

Level 3 Roll-Forward Municipal Securities
Beginning balance	$683,176
Total unrealized gains or losses	1,076
Purchases	-
Maturity/call	(5,000)
Transfers in to and/or out of level 3	-
Ending balance	$679,252

New accounting pronouncement:
In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 amends FASB Acounting Standards Codification ("ASC") Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales issuances and settlements of Level 3 securities on a gross basis rather than a net basis as currently required. Management is currently evaluating the impact ASU No. 2010-06 will have on the Funds' financial statement disclosures.

In May 2011, FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements" in GAAP and the International Financial Reporting Standards ("IFRSs"). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Funds' financial statements.

Odd Lots:
The bid-side valuations provided by the independent pricing service are for institutional "round-lot" holdings ("Round Lots"). Round Lots consist of 100 bonds (approximately $100,000 each). Some of the Fund's holdings consist of less than a Round Lot and are considered "Odd Lots." Odd Lots trade at a discount to Round Lots to compensate for the effect of the fixed costs associated with any trade. To reflect this discount, the Fund applies a discount to the valuation of Odd Lot holdings as shown in the following chart.

Total Face Value	Adjustment to Price
Under 10,000	-0.750%
10,000-24,999	-0.625%
25,000-49,999	-0.500%
50,000-74,999	-0.375%
75,000-99,999	-0.250%
100,000 and up	none

Income taxes:
As a qualified investment company under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its investment income. It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all its taxable and tax-exempt income to its shareowners. As the Fund intends to meet requirements for tax-free income dividends, and the requirements of the Idaho Department of Revenue for income dividends free of Idaho state income tax, no income tax provisions are required.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end November 30, 2010, or for any other tax years which are open for exam. As of May 31, 2011, open tax years include the tax years ended November 30, 2008, through 2010. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Derivative instruments and hedging activities:
The Fund has adopted the financial reporting rules and regulations that require enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

During the period ended May 31, 2011, the Fund did not hold any derivative instruments.

Distributions to shareowners:
The Fund's dividends to shareowners from net investment income are paid daily and distributed on the last business day of each month.

10     |     May 31, 2011     Semi- Annual Report

Notes To Financial Statements (continued)

Distributions of capital gains, if any, are made at least annually, and as required to comply with federal excise tax requirements. Distributions to shareowners are determined in accordance with income tax regulations, and are recorded on the ex-dividend date. When distributed at month-end, dividends are normally reinvested without charge in additional shares of the Fund, although shareowners may elect to take dividends in cash.

Use of estimates:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Other:
The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in the State of Idaho.

Interest income is recognized on an accrual basis. Discounts on securities purchased are accreted and premiums are amortized over the lives of the respective securities.

Security transactions are recorded on trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.

Note 4 — Transactions with Affiliated Persons

Under a contract approved annually by the Fund's independent trustees, Saturna Capital provides investment advisory services and certain other administrative and distribution services to conduct the Fund's business. For such services, the Fund pays an annual fee equal to 0.50% of its average daily net assets. For the period ended May 31, 2011, the Fund incurred advisory fee expenses of $36,937. Expenses incurred by the Trust on behalf of the Fund (e.g., legal fees) are allocated to the Fund and the other Funds of the Trust on the basis of relative daily average net assets.

Saturna Capital also acts as transfer agent for the Fund, for which it was paid $865 for the period ended May 31, 2011. Recently, Saturna Capital voluntarily elected to waive the transfer agent fee for an indefinite period, which may cease at Saturna Capital's election, to reduce the Fund's operating expenses.

Saturna Brokerage Services, Inc. ("SBS"), a discount brokerage and subsidiary of Saturna Capital, is registered as a broker-dealer and acts as distributor for the Fund.

Saturna Trust Company ("STC"), a subsidiary of Saturna Capital, acts as a retirement plan custodian for Fund shareowners. For the six months ended May 31, 2011, the Fund incurred retirement plan custodian fees of $37.

Nicholas Kaiser serves as a trustee and president of the Trust. Also a director and the chairman of Saturna Capital, he is not compensated by the Trust. For the period ended May 31, 2011, the Trust incurred compensation expenses of $15,000 for the four independent Trustees. Idaho Tax-Exempt Fund paid $960 of these total expenses.

The officers are paid by Saturna Capital, and not the Trust, except for Mr. James D. Winship, who is partially compensated by the Trust. Regulations require the Trust to designate a Chief Compliance Officer; Mr. James Winship was retained by the Trust during the period ended May 31, 2011. For the period, the Fund compensated Mr. Winship $845 for his services.

On May 31, 2011, the trustees, officers, and their immediate families as a group directly or indirectly owned 7.22% of the outstanding shares of the Fund.

Note 5 — Investments

During the period ended May 31, 2011, the Fund purchased $0 of securities and sold/matured $636,847 of securities.

Note 6 — Distributions to Shareowners

The tax characteristics of distributions paid during the period ended May 31, 2011, and the fiscal year ended November 30, 2010 were as follows:

	Period ended May 31, 2011	2010
Tax-exempt income	$248,853	$480,495
Taxable income	-	679
Capital gain¹	$ -	$2,357

¹Long-Term Capital Gain dividend designated pursuant to Section 852(b)(3) of the Internal Revenue Code.

The cost basis of investments for federal income tax purposes at May 31, 2011, were as follows:

Cost of investments	$13,483,136
Gross unrealized appreciation	508,770
Gross unrealized depreciation	32,703
Net unrealized appreciation	$476,067

As of November 30, 2010, the components of distributable earnings on a tax basis were as follows:

Net unrealized appreciation	$458,536
Undistributed tax free income	3,842
Total distributable earnings	3,842
Total accumulated earnings	$462,378

Semi- Annual Report     May 31, 2011     |     11

Notes To Financial Statements (continued)

Note 7 — Custodian

Under the agreement in place with the trust's custodian, BNY Mellon, custody fees are reduced by credits for cash balances. Such reduction for the period ended May 31, 2011, amounted to $354.

Note 8 — Subsequent Events

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

12     |     May 31, 2011     Semi- Annual Report

Expenses

All mutual funds have operating expenses. As an Idaho Tax-Exempt Fund shareowner, you incur ongoing costs, including management fees and other fund expenses such as shareowner reports (like this one). Operating expenses, which are deducted from a fund's gross earnings, directly reduce the investment return of a fund. All mutual funds (unlike some other financial investments) only report their results after deduction of operating expenses.

With the Idaho Tax-Exempt Fund, unlike many mutual funds, you do not incur sales charges (loads) on investments, reinvested dividends, or other distributions. You do not incur redemption fees, exchange fees, or fees related to Saturna Individual Retirement Accounts. However, to discourage speculation, you may incur a 2% fee for redemption of shares held less than 90 calendar days. You may incur fees related to extra services requested by you for your account, such as a checkbook to use for redemptions or bank wires. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Example
The following example is based on an investment of $1,000 invested at the beginning of the semi-annual period and held for six months (December 1, 2010, to May 31, 2011).

Actual Expenses
The first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you have invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The Fund also charges the following fees for extra services rendered on request, which you may need to add to determine your total expenses: $10 per checkbook, $25 per domestic bank wire, $35 per international bank wire, or overnight courier delivery charges.

Hypothetical Example for Comparison Purposes
The second line provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio (based on the last six months) and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareowner reports of other mutual funds. You may wish to add other fees that are not included in the expenses shown in the table, such as charges for extra services like check writing and bank wires.

Please note that the expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees (note that Idaho Tax-Exempt Fund does not have any such transactional costs). Therefore, the "Hypothetical" line is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.

	Beginning Account Value [December 1, 2010]	Ending Account Value [May 31, 2011]	Expenses Paid During Period¹
Actual	$1,000.00	$1,020.60	$3.12
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.84	$3.13

¹ Expenses are equal to Idaho Tax-Exempt Bond Fund's annualized expense ratio of 0.62% (based on the most recent semi-annual period of December 1, 2010, through May 31, 2011), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semi- Annual Report     May 31, 2011     |     13

Except for this legend, this page has been intentionally left blank.

14     |     May 31, 2011     Semi- Annual Report

Availability of Fund Portfolio Information

  The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.
  The Fund's Form N-Q is available on the SEC's website at www.sec.gov and at www.idahotaxexemptfund.com.
  The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800/SEC-0330.
  The Fund makes a complete schedule of portfolio holdings after the end of each month available to investors at www.idahotaxexemptfund.com.

Availability of Proxy Voting Information

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (a) without charge, upon request, by calling Saturna Capital at 1-800-728-8762; (b) on the Funds' website at www.idahotaxexemptfund.com; and (c) on the SEC's website at www.sec.gov.
  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (a) without charge, upon request, by calling Saturna Capital at 1-800-728-8762; (b) on the Funds' website at www.idahotaxexemptfund.com; and (c) on the SEC's website at www.sec.gov.

Privacy Statement

At Saturna Capital, we understand the importance of maintaining the privacy of your financial information. We want to assure you that we protect the confidentiality of any personal information that you share with us. In addition, we do not sell information about our current or former customers.

In the course of our relationship, we gather certain nonpublic information about you, including your name, address, investment choices, and account information. We do not disclose your information to unaffiliated third parties unless it is necessary to process a transaction; service your account; deliver your account statements, shareowner reports, and other information; or as required by law. When we disclose information to unaffiliated third parties, we require a contract to restrict the companies' use of customer information and from sharing or using it for any purposes other than performing the services for which they were required.

We may share information within the Saturna Capital family of companies in the course of informing you about products or services that may address your investing needs.

We maintain our own technology resources to minimize the need for any third party services, and restrict access to information within Saturna. We maintain physical, electronic, and procedural safeguards to guard your personal information. If you have any questions or concerns about the security or privacy of your information please call us at 1-800/SATURNA (1-800-728-8762).

Householding Policy

To reduce expenses, we may mail only one copy of the Fund's prospectus, and each annual and semi-annual report, and proxy statements when necessary, to those addresses shared by two or more accounts. If you wish to receive individual and/or more copies of these documents, please call us at 800/SATURNA or write to us at Saturna Capital/Idaho Tax-Exempt Fund, P.O. Box N, Bellingham, WA 98227. We will begin sending you individual copies 30 days after receiving your request.

If you are currently receiving multiple copies and wish to receive only one copy, please call us at 800/SATURNA or write to us at Saturna Capital/Idaho Tax-Exempt Fund, P.O. Box N, Bellingham, WA 98227. We will begin sending you a single copy with subsequent report mailings.

Semi- Annual Report     May 31, 2011     |     15

www.idahotaxexemptfund.com

(graphic omitted)

Saturna Capital
1300 N. State Street
Bellingham, WA 98225
www.saturna.com
(800) SATURNA

Saturna Brokerage Services, Distributor

Item 2. Code of Ethics

Registrant has adopted a code of ethics, which is included with this submission as Exhibit (a)(1) and posted on the Funds' Internet websites at www.sextantmutualfunds.com and www.idahotaxexemptfund.com. Requests may also be made via telephone at 1-800/728-8762, and will be processed within one business day of receiving such request.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) The Schedule of Investments is fully answered in Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) Internal control over financial reporting is under the supervision of the principal executive and financial officers. On June 15, 2011, Mr. Nicholas Kaiser (President) and Mr. Christopher Fankhauser (Treasurer) reviewed the internal control procedures for Saturna Investment Trust and found them reasonable and adequate.

(b) No change.

Item 12. Exhibits

Exhibits included with this filing:

(a)(1) Code of Ethics.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SATURNA INVESTMENT TRUST

By

/s/ Nicholas Kaiser
President
July 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Nicholas Kaiser
President
July 29, 2011

By:

/s/ Christopher Fankhauser
Treasurer
July 29, 2011